BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 0.0%
Knollwood CDO Ltd., Series 2004-1A, Class
C, (LIBOR USD 3 Month + 3.20%), 3.43%,
01/10/39
(a)(b)(c)
.................... USD 187 $ —
Total Asset-Backed Securities — 0.0%
(Cost: $182,844) ................................. —
Shares
Shares
Common Stocks — 71.8%
Aerospace & Defense — 0.0%
MTU Aero Engines AG ................ 340 72,348
Singapore Technologies Engineering Ltd. .... 230,200 639,832
712,180
Air Freight & Logistics — 0.1%
Deutsche Post AG (Registered) .......... 9,811 590,432
DSV Panalpina A/S .................. 4,173 847,873
InPost SA
(d)
........................ 53,301 432,711
SG Holdings Co. Ltd. ................. 8,900 188,932
Yamato Holdings Co. Ltd. .............. 12,400 264,049
2,323,997
Airlines — 0.0%
(d)
Alaska Air Group, Inc. ................. 2,971 162,632
American Airlines Group, Inc. ............ 15,353 252,864
United Airlines Holdings, Inc. ............ 7,678 329,233
744,729
Auto Components — 0.2%
Aptiv plc
(d)
......................... 8,132 1,110,668
BorgWarner, Inc. .................... 14,922 654,330
Cie Generale des Etablissements Michelin SCA 199 33,297
Continental AG
(d)
.................... 3,535 342,719
Denso Corp. ....................... 11,100 828,434
Faurecia SE ....................... 1,162 51,509
Koito Manufacturing Co. Ltd. ............ 1,200 60,253
Lear Corp. ........................ 349 58,395
3,139,605
Automobiles — 2.3%
Bayerische Motoren Werke AG .......... 7,833 829,068
Daimler AG (Registered) ............... 20,126 1,605,928
Ferrari NV ........................ 1,914 441,125
Ford Motor Co. ..................... 106,622 2,164,427
General Motors Co.
(d)
................. 35,716 1,883,305
Honda Motor Co. Ltd. ................. 42,200 1,242,907
Isuzu Motors Ltd. .................... 5,100 62,475
Nissan Motor Co. Ltd.
(d)
................ 58,400 309,087
Rivian Automotive, Inc., Class A
(d)
......... 9,667 635,509
Stellantis NV ....................... 30,357 586,170
Subaru Corp. ...................... 53,000 964,672
Suzuki Motor Corp. .................. 4,100 174,554
Tesla, Inc.
(d)
........................ 23,734 22,232,112
Toyota Motor Corp. .................. 213,500 4,219,439
Volkswagen AG ..................... 1,184 342,860
Yamaha Motor Co. Ltd. ................ 5,200 123,830
37,817,468
Banks — 3.1%
ABN AMRO Bank NV, CVA
(c)(e)
........... 6,603 105,972
Australia & New Zealand Banking Group Ltd. . 65,292 1,233,944
Banco Bilbao Vizcaya Argentaria SA ....... 89,931 574,176
Banco Santander SA ................. 264,525 927,584
Bank Hapoalim BM .................. 20,971 217,632
Bank Leumi Le-Israel BM .............. 26,821 287,655
Bank of America Corp. ................ 125,972 5,812,348
Security
Shares
Shares Value
Banks (continued)
Barclays plc ....................... 316,197 $ 848,300
BNP Paribas SA .................... 17,444 1,245,317
BOC Hong Kong Holdings Ltd. ........... 142,000 548,310
CaixaBank SA ...................... 58,093 186,907
Citigroup, Inc. ...................... 26,586 1,731,280
Comerica, Inc. ...................... 3,110 288,546
Commonwealth Bank of Australia ......... 36,296 2,420,572
Concordia Financial Group Ltd. .......... 17,300 71,092
Credit Agricole SA ................... 20,510 308,562
Danske Bank A/S .................... 16,118 312,870
DBS Group Holdings Ltd. .............. 33,400 877,314
DNB Bank ASA ..................... 17,231 410,101
Erste Group Bank AG ................. 3,232 151,065
Hang Seng Bank Ltd. ................. 37,800 748,357
HSBC Holdings plc .................. 423,858 3,016,744
ING Groep NV ...................... 71,311 1,054,626
Intesa Sanpaolo SpA ................. 192,618 572,430
Israel Discount Bank Ltd., Class A ........ 21,488 144,095
Japan Post Bank Co. Ltd. .............. 32,800 322,679
JPMorgan Chase & Co. ............... 54,070 8,034,802
KBC Group NV ..................... 3,537 307,611
Mitsubishi UFJ Financial Group, Inc. ....... 263,200 1,595,329
Mizrahi Tefahot Bank Ltd. .............. 15,793 610,518
Mizuho Financial Group, Inc. ............ 57,450 778,218
National Australia Bank Ltd. ............. 79,137 1,526,985
NatWest Group plc ................... 197,949 650,615
Nordea Bank Abp ................... 84,271 1,000,945
Oversea-Chinese Banking Corp. Ltd. ...... 62,500 581,767
People's United Financial, Inc. ........... 10,149 196,688
Resona Holdings, Inc. ................ 41,000 176,195
Skandinaviska Enskilda Banken AB, Class A . 45,089 582,859
Societe Generale SA ................. 9,583 355,724
Standard Chartered plc ................ 47,053 342,676
Sumitomo Mitsui Financial Group, Inc. ...... 31,000 1,116,650
Sumitomo Mitsui Trust Holdings, Inc. ....... 5,600 193,655
Svenska Handelsbanken AB, Class A ...... 39,497 420,942
Swedbank AB, Class A ................ 23,981 469,505
Truist Financial Corp. ................. 20,097 1,262,493
UniCredit SpA ...................... 33,385 530,601
United Overseas Bank Ltd. ............. 21,700 484,966
US Bancorp ....................... 19,147 1,114,164
Wells Fargo & Co. ................... 52,103 2,803,141
Westpac Banking Corp. ............... 85,591 1,234,473
Zions Bancorp NA ................... 3,710 251,612
51,041,612
Beverages — 1.1%
Anheuser-Busch InBev SA/NV ........... 12,859 810,646
Asahi Group Holdings Ltd. .............. 5,500 224,514
Budweiser Brewing Co. APAC Ltd.
(c)(e)
...... 71,000 187,549
Carlsberg A/S, Class B ................ 2,978 482,229
Coca-Cola Co. (The) ................. 63,914 3,899,393
Coca-Cola Europacific Partners plc ........ 18,753 1,071,734
Coca-Cola HBC AG
(d)
................. 21,085 698,349
Constellation Brands, Inc., Class A ........ 285 67,759
Davide Campari-Milano NV ............. 16,820 211,180
Diageo plc ........................ 56,480 2,850,060
Heineken Holding NV ................. 7,559 662,712
Heineken NV ...................... 13,191 1,414,690
PepsiCo, Inc. ...................... 25,940 4,501,109
Pernod Ricard SA ................... 5,994 1,282,113
Remy Cointreau SA .................. 343 71,527
Treasury Wine Estates Ltd. ............. 31,317 235,386
18,670,950

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
Biotechnology — 1.7%
AbbVie, Inc. ....................... 53,475 $ 7,320,193
Alnylam Pharmaceuticals, Inc.
(d)
.......... 2,658 365,741
Amgen, Inc. ....................... 18,311 4,159,161
Argenx SE
(d)
....................... 647 173,132
Biogen, Inc.
(d)
...................... 5,190 1,172,940
BioMarin Pharmaceutical, Inc.
(d)
.......... 4,813 426,576
CSL Ltd. .......................... 10,372 1,921,337
Exact Sciences Corp.
(d)
................ 3,498 267,107
Genmab A/S
(d)
...................... 929 316,352
Gilead Sciences, Inc. ................. 43,326 2,975,630
Horizon Therapeutics plc
(d)
............. 9,897 923,687
Incyte Corp.
(d)
...................... 8,897 661,314
Moderna , Inc.
(d)
..................... 12,760 2,160,651
Neurocrine Biosciences, Inc.
(d)
........... 1,951 154,168
Novavax , Inc.
(d)
..................... 2,402 225,067
Regeneron Pharmaceuticals, Inc.
(d)
........ 3,610 2,197,010
Seagen , Inc.
(d)
...................... 4,088 549,877
Vertex Pharmaceuticals, Inc.
(d)
........... 9,316 2,264,254
28,234,197
Building Products — 0.7%
Allegion plc ........................ 2,448 300,443
AO Smith Corp. ..................... 3,917 299,337
Assa Abloy AB, Class B ............... 17,323 474,340
Carrier Global Corp. .................. 37,690 1,797,059
Cie de Saint-Gobain .................. 6,736 455,808
Daikin Industries Ltd. ................. 4,000 839,777
Fortune Brands Home & Security, Inc. ...... 1,044 98,314
Geberit AG (Registered) ............... 353 239,839
Johnson Controls International plc ........ 33,576 2,439,968
Kingspan Group plc .................. 2,752 264,900
Lennox International, Inc. .............. 449 127,345
Masco Corp. ....................... 13,080 828,357
Nibe Industrier AB, Class B ............. 50,756 482,413
Rockwool I nternational A/S, Class B ....... 795 304,493
Trane Technologies plc ................ 10,663 1,845,765
Xinyi Glass Holdings Ltd. .............. 24,000 63,623
10,861,781
Capital Markets — 1.6%
3i Group plc ....................... 11,669 217,321
Abrdn plc ......................... 34,377 112,426
Ameriprise Financial, Inc. .............. 3,508 1,067,520
Amundi SA
(c)(e)
...................... 3,050 237,096
ASX Ltd. ......................... 5,884 348,972
Bank of New York Mellon Corp. (The) ...... 10,678 632,778
Cboe Global Markets, Inc. .............. 890 105,492
Charles Schwab Corp. (The) ............ 28,104 2,464,721
CME Group, Inc. .................... 6,833 1,568,174
Credit Suisse Group AG (Registered) ...... 33,106 314,686
Daiwa Securities Group, Inc. ............ 41,100 247,656
Deutsche Bank AG (Registered)
(d)
......... 29,520 411,022
Deutsche Boerse AG ................. 5,194 923,246
EQT AB .......................... 6,706 262,785
Euronext NV
(c)(e)
..................... 1,099 105,957
FactSet Research Systems, Inc. .......... 214 90,284
Goldman Sachs Group, Inc. (The) ........ 5,684 2,016,001
Hargreaves Lansdown plc .............. 7,413 134,588
Hong Kong Exchanges & Clearing Ltd. ..... 14,300 816,183
Intercontinental Exchange, Inc. .......... 11,924 1,510,294
Japan Exchange Group, Inc. ............ 12,200 250,964
Julius Baer Group Ltd. ................ 2,717 177,555
London Stock Exchange Group plc ........ 7,285 713,300
Macquarie Group Ltd. ................. 8,530 1,114,969
Moody's Corp. ...................... 2,332 799,876
Morgan Stanley ..................... 25,845 2,650,146
Security
Shares
Shares Value
Capital Markets (continued)
MSCI, Inc. ........................ 1,082 $ 580,082
Nasdaq, Inc. ....................... 430 77,060
Nomura Holdings, Inc. ................ 80,400 355,171
Northern Trust Corp. .................. 1,841 214,734
Partners Group Holding AG ............. 356 496,335
S&P Global, Inc. .................... 5,671 2,354,713
SBI Holdings, Inc. ................... 2,000 51,592
Schroders plc ...................... 5,183 237,645
St. James's Place plc ................. 17,154 354,100
State Street Corp. ................... 3,503 331,034
T. Rowe Price Group, Inc. .............. 2,109 325,693
UBS Group AG (Registered) ............ 51,993 964,447
25,636,618
Chemicals — 1.3%
Air Liquide SA ...................... 8,961 1,532,863
Akzo Nobel NV ..................... 5,951 615,974
Albemarle Corp. .................... 3,455 762,657
Arkema SA ........................ 3,333 492,844
Asahi Kasei Corp. ................... 19,500 192,619
BASF SE ......................... 27,253 2,087,277
Covestro AG
(c)(e)
..................... 6,623 397,334
Croda International plc ................ 2,300 248,396
DuPont de Nemours, Inc. .............. 20,007 1,532,536
Ecolab, Inc. ....................... 13,044 2,471,186
Givaudan SA (Registered) .............. 116 480,580
International Flavors & Fragrances, Inc. ..... 14,601 1,926,164
Kansai Paint Co. Ltd. ................. 14,200 294,761
Mitsubishi Chemical Holdings Corp. ....... 7,300 57,262
Nippon Sanso Holdings Corp. ........... 8,000 158,870
Nissan Chemical Corp. ................ 2,600 141,072
Novozymes A/S, Class B ............... 1,631 111,964
Orica Ltd. ......................... 10,325 102,295
PPG Industries, Inc. .................. 12,786 1,997,173
Sherwin-Williams Co. (The) ............. 8,217 2,354,253
Shin-Etsu Chemical Co. Ltd. ............ 6,100 1,020,587
Sika AG (Registered) ................. 2,076 726,339
Solvay SA ......................... 5,059 609,555
Symrise AG ....................... 646 77,197
Toray Industries, Inc. ................. 26,000 164,315
Umicore SA ....................... 2,789 105,579
20,661,652
Commercial Services & Supplies — 0.4%
Brambles Ltd. ...................... 44,576 306,239
Cintas Corp. ....................... 1,577 617,443
Copart , Inc.
(d)
...................... 5,540 716,045
Dai Nippon Printing Co. Ltd. ............ 10,100 242,452
Rentokil Initial plc .................... 43,498 304,605
Republic Services, Inc. ................ 3,768 481,023
Rollins, Inc. ........................ 8,684 267,901
Secom Co. Ltd. ..................... 12,500 880,176
Securitas AB, Class B ................. 2,357 28,468
Sohgo Security Services Co. Ltd. ......... 6,700 242,993
TOPPAN, Inc. ...................... 7,100 135,057
Waste Connections, Inc. ............... 3,060 381,582
Waste Management, Inc. ............... 9,140 1,375,022
5,979,006
Construction & Engineering — 0.1%
Bouygues SA ...................... 3,914 138,035
Ferrovial SA ....................... 17,727 492,608
Obayashi Corp. ..................... 7,100 57,525
Quanta Services, Inc. ................. 3,379 347,091
Taisei Corp. ....................... 3,000 98,343

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
Construction & Engineering (continued)
Vinci SA .......................... 9,602 $ 1,052,443
2,186,045
Construction Materials — 0.1%
CRH plc .......................... 16,057 805,907
James Hardie Industries plc, CDI ......... 5,789 194,830
1,000,737
Consumer Finance — 0.2%
American Express Co. ................ 11,096 1,995,283
Capital One Financial Corp. ............. 6,540 959,614
Discover Financial Services ............. 2,908 336,601
Synchrony Financial .................. 2,378 101,279
3,392,777
Containers & Packaging — 0.2%
Avery Dennison Corp. ................. 3,084 633,515
Ball Corp. ......................... 9,332 906,137
Crown Holdings, Inc. ................. 4,608 527,155
Smurfit Kappa Group plc ............... 4,121 217,200
WestRock Co. ...................... 8,002 369,373
2,653,380
Distributors — 0.3%
Genuine Parts Co. ................... 17,515 2,333,523
LKQ Corp. ........................ 22,093 1,212,685
Pool Corp. ........................ 2,946 1,403,033
4,949,241
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B
(d)
....... 49,402 15,463,814
Equitable Holdings, Inc. ............... 867 29,166
Groupe Bruxelles Lambert SA ........... 7,369 790,715
Industrivarden AB, Class A ............. 6,415 202,791
Industrivarden AB, Class C ............. 7,771 241,372
Investor AB, Class A .................. 17,509 398,317
Investor AB, Class B .................. 54,890 1,191,768
Kinnevik AB, Class B
(d)
................ 4,574 136,711
L E Lundbergforetagen AB, Class B ....... 2,535 129,530
M&G plc .......................... 32,713 95,742
Mitsubishi HC Capital, Inc. .............. 9,900 51,130
ORIX Corp. ........................ 26,700 550,744
Sofina SA ......................... 350 139,352
Wendel SE ........................ 408 44,315
19,465,467
Diversified Telecommunication Services — 0.3%
AT&T, Inc. ......................... 19,277 491,563
BT Group plc ....................... 100,078 265,074
Cellnex Telecom SA
(c)(e)
................ 5,674 257,291
Deutsche Telekom AG (Registered) ....... 52,717 995,243
Koninklijke KPN NV .................. 27,677 91,293
Nippon Telegraph & Telephone Corp. ...... 21,500 615,281
Orange SA ........................ 24,577 288,717
Singapore Telecommunications Ltd. ....... 230,000 417,042
Spark New Zealand Ltd. ............... 67,444 192,764
Telefonica SA ...................... 40,900 190,658
Telia Co. AB ....................... 99,990 394,100
Telstra Corp. Ltd. .................... 111,231 309,214
Verizon Communications, Inc. ........... 9,359 498,180
5,006,420
Electric Utilities — 2.1%
AusNet Services Ltd. ................. 259,648 477,778
CK Infrastructure Holdings Ltd. ........... 193,000 1,189,338
Edison International .................. 38,196 2,398,327
Electricite de France SA ............... 22,610 217,468
Elia Group SA/NV ................... 7,489 1,010,601
Security
Shares
Shares Value
Electric Utilities (continued)
Endesa SA ........................ 41,975 $ 939,760
Enel SpA ......................... 221,716 1,706,460
Entergy Corp. ...................... 19,628 2,193,822
Eversource Energy .................. 27,842 2,491,581
Exelon Corp. ....................... 70,569 4,089,474
FirstEnergy Corp. ................... 50,477 2,118,015
Fortum OYJ ....................... 37,411 1,018,317
Iberdrola SA ....................... 207,232 2,375,928
Mercury NZ Ltd. ..................... 149,978 551,398
NextEra Energy, Inc. ................. 115,878 9,052,389
Orsted A/S
(c)(e)
...................... 5,988 637,991
Red Electrica Corp. SA ................ 2,461 49,609
SSE plc .......................... 67,619 1,454,894
Terna - Rete Elettrica Nazionale .......... 126,026 990,238
Verbund AG ....................... 4,631 490,470
35,453,858
Electrical Equipment — 0.2%
Fuji Electric Co. Ltd. .................. 1,200 64,136
Legrand SA ....................... 1,907 194,081
Mitsubishi Electric Corp. ............... 29,500 369,441
Nidec Corp. ....................... 5,100 452,012
Schneider Electric SE ................. 8,078 1,368,376
Vestas Wind Systems A/S .............. 18,034 488,007
2,936,053
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc. ....................... 11,360 477,574
Halma plc ......................... 4,064 137,744
Hexagon AB, Class B ................. 7,408 99,920
IPG Photonics Corp.
(d)
................ 477 73,682
Keyence Corp. ..................... 3,200 1,641,353
Kyocera Corp. ...................... 3,900 240,518
Murata Manufacturing Co. Ltd. ........... 7,000 526,283
Venture Corp. Ltd. ................... 30,100 394,362
Zebra Technologies Corp., Class A
(d)
....... 612 311,582
3,903,018
Energy Equipment & Services — 0.3%
Baker Hughes Co. ................... 48,421 1,328,672
Halliburton Co. ..................... 50,096 1,539,951
Schlumberger NV ................... 56,148 2,193,703
Tenaris SA ........................ 13,658 166,722
5,229,048
Entertainment — 1.4%
Activision Blizzard, Inc. ................ 20,557 1,624,209
AMC Entertainment Holdings, Inc., Class A
(d)
. 29,495 473,690
Bollore SA ........................ 54,780 295,276
Capcom Co. Ltd. .................... 2,500 60,352
Electronic Arts, Inc. .................. 8,038 1,066,321
Embracer Group AB
(d)
................. 9,436 94,675
Liberty Media Corp. -Liberty Formula One,
Class C
(d)
....................... 5,745 346,021
Live Nation Entertainment, Inc.
(d)
......... 8,379 917,584
Netflix, Inc.
(d)
....................... 15,886 6,785,546
Nexon Co. Ltd. ..................... 7,300 137,617
Nintendo Co. Ltd. .................... 2,700 1,323,113
Sea Ltd., ADR
(d)
..................... 2,443 367,207
Take-Two Interactive Software, Inc.
(d)
....... 3,092 505,047
Ubisoft Entertainment SA
(d)
............. 237 13,600
Universal Music Group NV ............. 16,112 397,791
Walt Disney Co. (The)
(d)
............... 61,750 8,828,397
23,236,446

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) — 1.8%
Alexandria Real Estate Equities, Inc. ....... 3,819 $ 744,094
American Tower Corp. ................ 11,945 3,004,167
Ascendas REIT ..................... 253,600 520,094
AvalonBay Communities, Inc. ........... 3,085 753,450
Boston Properties, Inc. ................ 3,115 349,129
British Land Co. plc (The) .............. 14,215 106,293
CapitaLand Integrated Commercial Trust .... 202,945 292,585
Covivio .......................... 827 69,061
Crown Castle International Corp. ......... 11,848 2,162,378
Daiwa House REIT Investment Corp. ...... 63 187,675
Dexus ........................... 21,705 158,011
Digital Realty Trust, Inc. ............... 8,189 1,222,044
Duke Realty Corp. ................... 6,722 388,397
Equinix , Inc. ....................... 2,518 1,825,298
Equity Residential ................... 7,437 659,885
Essex Property Trust, Inc. .............. 1,391 462,508
Extra Space Storage, Inc. .............. 2,992 592,984
Federal Realty Investment Trust .......... 1,660 211,633
Gecina SA ........................ 1,795 243,568
GLP J- Reit ........................ 122 196,373
Goodman Group .................... 41,527 685,682
GPT Group (The) .................... 39,344 139,422
Healthpeak Properties, Inc. ............. 11,281 399,009
Host Hotels & Resorts, Inc.
(d)
............ 2,325 40,316
Invitation Homes, Inc. ................. 3,945 165,611
Iron Mountain, Inc. ................... 6,977 320,384
Japan Metropolitan Fund Invest .......... 117 98,597
Japan Real Estate Investment Corp. ....... 44 241,954
Kimco Realty Corp. .................. 14,616 354,584
Klepierre SA ....................... 3,605 95,887
Land Securities Group plc .............. 17,509 188,054
Link REIT ......................... 76,100 653,358
Mapletree Commercial Trust ............ 131,600 176,149
Mapletree Logistics Trust .............. 213,007 268,074
Medical Properties Trust, Inc. ............ 4,337 98,710
Mid-America Apartment Communities, Inc. ... 2,236 462,136
Mirvac Group ...................... 56,549 104,795
Nippon Building Fund, Inc. .............. 48 277,975
Nippon Prologis REIT, Inc. .............. 15 46,804
Nomura Real Estate Master Fund, Inc. ..... 97 134,581
Orix JREIT, Inc. ..................... 37 53,097
Prologis, Inc. ....................... 19,480 3,054,854
Public Storage ...................... 4,074 1,460,651
Realty Income Corp. .................. 13,540 939,811
Regency Centers Corp. ............... 2,106 151,106
SBA Communications Corp. ............ 2,606 848,097
Scentre Group ...................... 99,745 207,085
Segro plc ......................... 35,827 631,622
Simon Property Group, Inc. ............. 7,599 1,118,573
Stockland ......................... 45,627 131,517
UDR, Inc. ......................... 4,913 279,255
Unibail - Rodamco -Westfield
(d)
............ 1,822 138,831
Ventas, Inc. ....................... 7,617 403,853
Vicinity Centres ..................... 41,078 47,622
Vornado Realty Trust ................. 871 35,720
Welltower , Inc. ...................... 9,672 837,885
Weyerhaeuser Co. ................... 15,410 623,026
WP Carey, Inc. ..................... 1,585 122,996
30,187,310
Food & Staples Retailing — 0.2%
Costco Wholesale Corp. ............... 5,362 2,708,507
HelloFresh SE
(d)
..................... 1,398 93,080
Jeronimo Martins SGPS SA ............. 32,055 770,315
Security
Shares
Shares Value
Food & Staples Retailing (continued)
Koninklijke Ahold Delhaize NV ........... 14,135 $ 458,322
4,030,224
Food Products — 0.9%
Ajinomoto Co., Inc. ................... 6,500 181,360
Archer-Daniels-Midland Co. ............. 1,768 132,600
Associated British Foods plc ............ 5,640 148,873
Barry Callebaut AG (Registered) .......... 223 511,925
Chocoladefabriken Lindt & Spruengli AG
(Registered) ..................... 1 115,146
Danone SA ........................ 9,039 563,592
General Mills, Inc. ................... 7,312 502,188
Hershey Co. (The) ................... 628 123,760
JDE Peet's NV ..................... 5,578 167,028
Kellogg Co. ........................ 1,032 65,016
Kerry Group plc, Class A ............... 1,982 249,727
Kikkoman Corp. ..................... 3,900 294,793
Kraft Heinz Co. (The) ................. 3,082 110,336
Lamb Weston Holdings, Inc. ............ 3,464 222,423
McCormick & Co., Inc. (Non-Voting) ....... 4,321 433,440
Mondelez International, Inc., Class A ....... 35,231 2,361,534
Mowi ASA ......................... 9,145 224,454
Nestle SA (Registered) ................ 54,192 6,998,267
Nissin Foods Holdings Co. Ltd. .......... 1,200 85,119
Orkla ASA ......................... 24,597 235,059
Tyson Foods, Inc., Class A ............. 3,306 300,482
14,027,122
Gas Utilities — 0.3%
APA Group
(f)
....................... 130,403 884,374
Hong Kong & China Gas Co. Ltd. ......... 176,222 271,604
Naturgy Energy Group SA .............. 32,027 1,014,048
Osaka Gas Co. Ltd. .................. 35,500 603,727
Snam SpA ........................ 182,495 1,022,644
Tokyo Gas Co. Ltd. .................. 24,100 486,621
4,283,018
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories .................. 37,198 4,741,257
Alcon, Inc. ........................ 4,174 321,851
Baxter International, Inc. ............... 10,637 908,825
Becton Dickinson and Co. .............. 638 162,141
Boston Scientific Corp.
(d)
............... 2,345 100,601
Carl Zeiss Meditec AG ................ 545 87,647
Fisher & Paykel Healthcare Corp. Ltd. ...... 13,018 239,512
Hoya Corp. ........................ 6,600 855,811
Intuitive Surgical, Inc.
(d)
................ 1,591 452,130
Koninklijke Philips NV ................. 5,047 167,880
Medtronic plc ...................... 12,789 1,323,534
Olympus Corp. ..................... 16,800 375,934
Siemens Healthineers AG
(c)(e)
............ 6,604 424,388
Smith & Nephew plc .................. 10,553 179,475
Sysmex Corp. ...................... 2,900 276,054
Terumo Corp. ...................... 8,800 321,234
10,938,274
Health Care Providers & Services — 0.5%
Anthem, Inc. ....................... 770 339,562
Cigna Corp. ....................... 7,859 1,811,185
Fresenius Medical Care AG & Co. KGaA .... 1,483 100,834
Fresenius SE & Co. KGaA .............. 1,503 62,045
UnitedHealth Group, Inc. ............... 13,969 6,601,330
8,914,956
Health Care Technology — 0.0%
M3, Inc. .......................... 6,300 242,214

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A
(d)
................. 6,835 $ 1,052,385
Aramark .......................... 1,185 40,634
Aristocrat Leisure Ltd. ................. 2,348 68,063
Booking Holdings, Inc.
(d)
............... 991 2,434,025
Caesars Entertainment, Inc.
(d)
........... 9,239 703,458
Carnival Corp.
(d)
..................... 55,733 1,104,071
Chipotle Mexican Grill, Inc.
(d)
............ 1,624 2,412,582
Compass Group plc .................. 50,782 1,154,156
Darden Restaurants, Inc. .............. 7,778 1,087,909
Domino's Pizza, Inc. .................. 2,377 1,080,703
DraftKings , Inc., Class A
(d)
.............. 14,916 329,494
Entain plc
(d)
........................ 6,368 137,863
Evolution AB
(c)(e)
..................... 4,138 514,838
Expedia Group, Inc.
(d)
................. 6,068 1,112,204
Flutter Entertainment plc
(d)
.............. 3,129 476,058
Galaxy Entertainment Group Ltd.
(d)
........ 16,000 92,660
Hilton Worldwide Holdings, Inc.
(d)
......... 10,897 1,581,264
InterContinental Hotels Group plc
(d)
........ 3,911 258,413
La Francaise des Jeux SAEM
(c)(e)
......... 1,384 57,303
Las Vegas Sands Corp.
(d)
.............. 12,823 561,647
Marriott International, Inc., Class A
(d)
....... 10,812 1,742,029
McDonald's Corp. ................... 29,235 7,585,021
McDonald's Holdings Co. Japan Ltd. ....... 1,600 69,873
MGM Resorts International ............. 14,463 617,859
Norwegian Cruise Line Holdings Ltd.
(d)
...... 8,774 182,762
Oriental Land Co. Ltd. ................ 3,600 626,700
Penn National Gaming, Inc.
(d)
............ 3,939 179,658
Royal Caribbean Cruises Ltd.
(d)
.......... 10,828 842,527
Sodexo SA ........................ 4,512 419,632
Starbucks Corp. ..................... 49,592 4,875,885
Vail Resorts, Inc. .................... 1,480 410,108
Wynn Resorts Ltd.
(d)
.................. 4,907 419,303
Yum! Brands, Inc. ................... 17,620 2,205,495
36,436,582
Household Durables — 1.5%
DR Horton, Inc. ..................... 75,233 6,712,288
Lennar Corp., Class A ................. 64,137 6,164,207
NVR, Inc.
(d)
........................ 861 4,586,736
Panasonic Corp. .................... 17,100 188,263
PulteGroup, Inc. .................... 76,676 4,040,058
Sony Corp. ........................ 21,900 2,449,920
24,141,472
Household Products — 0.3%
Essity AB, Class B ................... 4,649 131,057
Henkel AG & Co. KGaA ............... 787 62,182
Procter & Gamble Co. (The) ............ 23,120 3,709,604
Reckitt Benckiser Group plc ............. 13,918 1,127,666
Unicharm Corp. ..................... 2,200 85,016
5,115,525
Independent Power and Renewable Electricity Producers — 0.1%
EDP Renovaveis SA .................. 32,674 686,855
Meridian Energy Ltd. ................. 152,889 440,713
Uniper SE ......................... 26,572 1,202,378
2,329,946
Industrial Conglomerates — 0.3%
CK Hutchison Holdings Ltd. ............. 91,500 650,320
Hitachi Ltd. ........................ 14,900 774,443
Investment AB Latour , Class B ........... 4,360 135,657
Lifco AB, Class B .................... 9,457 221,675
Siemens AG (Registered) .............. 12,212 1,938,914
Smiths Group plc .................... 5,619 118,435
Security
Shares
Shares Value
Industrial Conglomerates (continued)
Toshiba Corp. ...................... 6,500 $ 269,165
4,108,609
Insurance — 3.3%
Admiral Group plc ................... 8,070 343,143
Aegon NV ......................... 7,309 41,234
Aflac, Inc. ......................... 17,988 1,130,006
Ageas SA ......................... 2,577 124,043
AIA Group Ltd. ..................... 259,400 2,708,087
Alleghany Corp.
(d)
.................... 692 459,488
Allianz SE (Registered) ................ 10,235 2,627,864
Allstate Corp. (The) .................. 16,401 1,979,109
American Financial Group, Inc. .......... 4,749 618,700
American International Group, Inc. ........ 22,622 1,306,420
Aon plc, Class A .................... 12,368 3,419,010
Arch Capital Group Ltd.
(d)
.............. 16,044 743,158
Arthur J Gallagher & Co. ............... 13,729 2,168,358
Assicurazioni Generali SpA ............. 11,196 235,617
Assurant, Inc. ...................... 1,351 206,041
Aviva plc ......................... 98,517 581,645
AXA SA .......................... 46,740 1,480,302
Baloise Holding AG (Registered) ......... 813 142,419
Brown & Brown, Inc. .................. 19,804 1,312,609
Cincinnati Financial Corp. .............. 8,060 949,710
CNP Assurances .................... 4,629 113,944
Dai-ichi Life Holdings, Inc. .............. 18,200 409,672
Erie Indemnity Co., Class A ............. 3,469 638,643
Everest Re Group Ltd. ................ 3,038 860,969
Fidelity National Financial, Inc. ........... 10,139 510,499
Gjensidige Forsikring ASA .............. 8,905 217,518
Globe Life, Inc. ..................... 726 74,270
Hannover Rueck SE .................. 3,899 786,592
Hartford Financial Services Group, Inc. (The) . 16,152 1,160,844
Insurance Australia Group Ltd. ........... 54,055 163,050
Japan Post Holdings Co. Ltd.
(d)
........... 74,100 632,483
Japan Post Insurance Co. Ltd. ........... 7,300 127,996
Legal & General Group plc ............. 133,075 520,318
Lincoln National Corp. ................ 2,875 201,192
Loews Corp. ....................... 12,714 758,517
Markel Corp.
(d)
...................... 350 431,459
Marsh & McLennan Cos., Inc. ........... 21,765 3,343,975
Medibank Pvt Ltd. ................... 99,794 218,676
MetLife, Inc. ....................... 21,800 1,461,908
MS&AD Insurance Group Holdings, Inc. .... 18,800 644,831
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 4,613 1,460,406
NN Group NV ...................... 8,561 479,092
Phoenix Group Holdings plc ............ 32,704 292,780
Principal Financial Group, Inc. ........... 4,887 357,044
Progressive Corp. (The) ............... 32,210 3,499,939
Prudential Financial, Inc. ............... 7,865 877,498
Prudential plc ...................... 44,189 744,838
QBE Insurance Group Ltd. ............. 15,479 122,898
Sampo OYJ, Class A ................. 16,077 797,947
Sompo Holdings, Inc. ................. 9,800 458,576
Suncorp Group Ltd. .................. 44,566 350,017
Swiss Life Holding AG (Registered) ........ 509 327,598
Swiss Re AG ....................... 6,091 663,662
T&D Holdings, Inc. ................... 9,600 141,872
Tokio Marine Holdings, Inc. ............. 19,900 1,187,507
Travelers Cos., Inc. (The) .............. 14,869 2,470,930
Tryg A/S .......................... 20,760 491,925
Willis Towers Watson plc ............... 8,662 2,026,561
WR Berkley Corp. ................... 11,482 970,229

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
Insurance (continued)
Zurich Insurance Group AG ............. 3,413 $ 1,632,466
55,208,104
Interactive Media & Services — 3.4%
Alphabet, Inc., Class A
(d)
............... 7,081 19,161,682
Alphabet, Inc., Class C
(d)
............... 6,602 17,917,630
Auto Trader Group plc
(c)(e)
.............. 37,222 337,292
Facebook, Inc., Class A
(d)
.............. 55,541 17,398,774
Match Group, Inc.
(d)
.................. 6,225 701,557
REA Group Ltd. ..................... 2,307 238,998
Scout24 AG
(c)(e)
..................... 877 52,396
SEEK Ltd. ........................ 6,669 138,203
Twitter, Inc.
(d)
....................... 18,118 679,606
Z Holdings Corp. .................... 43,000 218,383
56,844,521
Internet & Direct Marketing Retail — 2.1%
Amazon.com, Inc.
(d)
.................. 10,070 30,124,103
Delivery Hero SE
(c)(d)(e)
................. 3,849 297,104
eBay, Inc. ......................... 14,870 893,241
Etsy, Inc.
(d)
........................ 2,198 345,262
Just Eat Takeaway.com NV
(c)(d)(e)
.......... 2,246 110,909
Mercari , Inc.
(d)
...................... 3,000 113,297
Prosus NV
(d)
....................... 18,060 1,502,517
Rakuten Group, Inc. .................. 20,600 178,713
Zalando SE
(c)(d)(e)
.................... 4,775 378,982
ZOZO, Inc. ........................ 1,600 42,636
33,986,764
IT Services — 2.7%
Accenture plc, Class A ................ 14,662 5,184,190
Adyen NV
(c)(d)(e)
..................... 356 724,424
Afterpay Ltd.
(d)
...................... 3,502 157,671
Akamai Technologies, Inc.
(d)
............. 3,665 419,826
Amadeus IT Group SA
(d)
............... 9,140 628,468
Automatic Data Processing, Inc. .......... 10,325 2,128,705
Capgemini SE ...................... 2,860 642,975
Cognizant Technology Solutions Corp., Class A 10,558 901,864
Computershare Ltd. .................. 6,957 96,435
DXC Technology Co.
(d)
................ 5,981 179,908
Edenred .......................... 2,239 96,170
EPAM Systems, Inc.
(d)
................. 464 220,929
Fidelity National Information Services, Inc. ... 12,564 1,506,675
Fiserv, Inc.
(d)
....................... 11,328 1,197,370
Fujitsu Ltd. ........................ 4,800 634,552
Gartner, Inc.
(d)
...................... 1,850 543,696
Global Payments, Inc. ................ 5,681 851,468
GMO Payment Gateway, Inc. ............ 1,800 157,953
International Business Machines Corp. ..... 21,659 2,892,993
Itochu Techno-Solutions Corp. ........... 2,400 65,472
Mastercard , Inc., Class A ............... 21,770 8,411,493
NEC Corp. ........................ 5,100 198,968
Nexi SpA
(c)(d)(e)
...................... 5,043 73,766
Nomura Research Institute Ltd. .......... 13,000 455,077
NTT Data Corp. ..................... 25,600 490,771
Obic Co. Ltd. ....................... 3,100 512,187
Otsuka Corp. ...................... 9,200 373,306
Paychex, Inc. ...................... 3,575 420,992
PayPal Holdings, Inc.
(d)
................ 27,221 4,680,379
SCSK Corp. ....................... 12,900 218,287
TIS, Inc. .......................... 13,200 347,169
VeriSign, Inc.
(d)
..................... 1,742 378,328
Visa, Inc., Class A ................... 40,046 9,057,204
Wix.com Ltd.
(d)
...................... 1,743 228,978
Worldline SA
(c)(d)(e)
................... 5,638 273,275
45,351,924
Security
Shares
Shares Value
Leisure Products — 0.1%
Bandai Namco Holdings, Inc. ............ 1,300 $ 91,375
Hasbro, Inc. ....................... 2,902 268,377
Peloton Interactive, Inc., Class A
(d)
........ 20,733 566,633
Shimano, Inc. ...................... 1,200 269,090
1,195,475
Life Sciences Tools & Services — 1.4%
10X Genomics, Inc., Class A
(d)
........... 1,652 159,038
Agilent Technologies, Inc. .............. 8,616 1,200,381
Avantor , Inc.
(d)
...................... 30,618 1,142,970
Bio-Rad Laboratories, Inc., Class A
(d)
....... 863 517,567
Bio- Techne Corp. .................... 1,276 480,299
Charles River Laboratories International, Inc.
(d)
1,036 341,632
Danaher Corp. ..................... 16,784 4,796,699
Eurofins Scientific SE ................. 3,498 351,209
Illumina, Inc.
(d)
...................... 5,248 1,830,608
IQVIA Holdings, Inc.
(d)
................. 6,119 1,498,543
Lonza Group AG (Registered) ........... 1,230 848,014
Mettler -Toledo International, Inc.
(d)
........ 746 1,098,619
PerkinElmer, Inc. .................... 4,907 844,838
QIAGEN NV
(d)
...................... 8,464 418,395
Sartorius Stedim Biotech ............... 554 242,935
Thermo Fisher Scientific, Inc. ............ 11,654 6,774,470
Waters Corp.
(d)
..................... 1,683 538,762
West Pharmaceutical Services, Inc. ....... 1,422 559,159
23,644,138
Machinery — 1.0%
Alfa Laval AB ...................... 9,436 318,759
Alstom SA ........................ 2,385 77,321
Atlas Copco AB, Class A ............... 6,841 404,892
Atlas Copco AB, Class B ............... 9,968 509,792
Caterpillar, Inc. ..................... 6,636 1,337,552
Cummins, Inc. ...................... 4,309 951,772
Daimler Truck Holding AG
(d)
............. 4,281 150,922
Deere & Co. ....................... 7,796 2,934,414
Epiroc AB, Class A ................... 21,226 452,944
Epiroc AB, Class B ................... 7,888 142,764
FANUC Corp. ...................... 2,800 553,695
Fortive Corp. ....................... 1,682 118,648
Hoshizaki Corp. ..................... 1,300 96,063
IDEX Corp. ........................ 494 106,427
Illinois Tool Works, Inc. ................ 7,177 1,678,844
Ingersoll Rand, Inc. .................. 4,218 237,094
Komatsu Ltd. ...................... 4,700 118,106
Kone OYJ, Class B .................. 4,492 290,921
Kubota Corp. ...................... 13,400 287,370
Makita Corp. ....................... 5,200 194,602
MISUMI Group, Inc. .................. 1,300 42,174
Mitsubishi Heavy Industries Ltd. .......... 3,800 103,206
Otis Worldwide Corp. ................. 7,566 646,363
PACCAR, Inc. ...................... 10,589 984,671
Parker-Hannifin Corp. ................. 781 242,118
Rational AG ....................... 74 62,035
Sandvik AB ........................ 24,424 643,195
SKF AB, Class B .................... 7,884 172,834
SMC Corp. ........................ 1,000 557,762
Spirax-Sarco Engineering plc ............ 1,360 245,148
Stanley Black & Decker, Inc. ............ 579 101,122
Techtronic Industries Co. Ltd. ............ 34,500 569,254
Toyota Industries Corp. ................ 2,100 163,818
VAT Group AG
(c)(e)
................... 303 123,566
Volvo AB, Class A ................... 8,427 192,759
Volvo AB, Class B ................... 35,493 800,950
Wartsila OYJ Abp .................... 4,449 54,929
Westinghouse Air Brake Technologies Corp. .. 1,793 159,398

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
Machinery (continued)
Xylem, Inc. ........................ 3,183 $ 334,279
Yaskawa Electric Corp. ................ 2,300 96,302
17,258,785
Marine — 0.0%
AP Moller - Maersk A/S, Class A .......... 82 274,721
Nippon Yusen KK .................... 1,900 148,947
SITC International Holdings Co. Ltd. ....... 50,000 190,579
614,247
Media — 1.3%
Cable One, Inc. ..................... 276 426,345
Charter Communications, Inc., Class A
(d)
.... 6,031 3,578,434
Comcast Corp., Class A ............... 160,454 8,021,095
CyberAgent , Inc. .................... 2,900 33,815
Dentsu Group, Inc. ................... 1,700 58,874
Discovery, Inc., Class A
(d)
.............. 11,592 323,533
Discovery, Inc., Class C
(d)
.............. 20,129 550,528
DISH Network Corp., Class A
(d)
.......... 10,714 336,420
Fox Corp., Class A ................... 15,934 647,080
Fox Corp., Class B ................... 9,327 346,778
I-CABLE Communications Ltd.
(d)
.......... 12,579 97
Informa plc
(d)
....................... 30,060 227,385
Interpublic Group of Cos., Inc. (The) ....... 21,863 777,011
Liberty Broadband Corp.
(d)
.............. 1,253 183,377
Liberty Broadband Corp., Class C
(d)
....... 4,228 627,477
Liberty Media Corp.-Liberty SiriusXM , Class A
(d)
2,040 94,350
Liberty Media Corp.-Liberty SiriusXM , Class C
(d)
7,582 352,790
News Corp., Class A .................. 15,102 335,869
News Corp., Class B ................. 2,888 64,229
Omnicom Group, Inc. ................. 12,382 933,107
Pearson plc ....................... 9,416 78,618
Publicis Groupe SA .................. 4,403 298,351
Schibsted ASA, Class B ............... 2,168 56,552
Sirius XM Holdings, Inc. ............... 120,886 768,835
ViacomCBS , Inc. .................... 34,028 1,138,237
Vivendi SE ........................ 42,638 558,787
WPP plc .......................... 28,478 446,550
21,264,524
Metals & Mining — 0.5%
Antofagasta plc ..................... 49,344 897,634
ArcelorMittal SA ..................... 3,334 99,033
BlueScope Steel Ltd. ................. 16,677 218,583
Boliden AB ........................ 9,984 404,278
Evraz plc ......................... 18,045 122,591
Fortescue Metals Group Ltd. ............ 33,722 473,528
Glencore plc
(d)
...................... 260,087 1,354,953
Hitachi Metals Ltd.
(d)
.................. 5,500 99,180
Nippon Steel Corp. ................... 11,100 181,425
Norsk Hydro ASA .................... 49,275 378,694
Nucor Corp. ....................... 3,253 329,854
Rio Tinto Ltd. ...................... 10,066 800,304
Rio Tinto plc ....................... 24,439 1,722,593
South32 Ltd. ....................... 172,040 473,333
Sumitomo Metal Mining Co. Ltd. .......... 10,700 494,230
8,050,213
Multiline Retail — 0.7%
Dollar General Corp. ................. 14,167 2,953,536
Dollar Tree, Inc.
(d)
.................... 17,216 2,259,084
Pan Pacific International Holdings Corp. .... 2,500 33,647
Target Corp. ....................... 25,065 5,525,078
Wesfarmers Ltd. .................... 2,528 94,326
10,865,671
Security
Shares
Shares Value
Multi-Utilities — 1.1%
Consolidated Edison, Inc. .............. 37,460 $ 3,238,417
E.ON SE ......................... 141,588 1,952,849
Engie SA ......................... 83,347 1,282,028
National Grid plc .................... 174,259 2,549,920
Public Service Enterprise Group, Inc. ...... 75,207 5,003,522
Sempra Energy ..................... 20,842 2,879,531
Suez SA .......................... 30,183 672,417
Veolia Environnement SA .............. 27,425 990,722
18,569,406
Oil, Gas & Consumable Fuels — 2.5%
Aker BP ASA ....................... 3,124 108,244
Ampol Ltd. ........................ 11,495 243,499
APA Corp. ........................ 8,614 286,071
BP plc ........................... 453,706 2,351,977
Chevron Corp. ...................... 52,564 6,903,230
ConocoPhillips ..................... 29,550 2,618,721
Coterra Energy, Inc. .................. 16,964 371,512
Devon Energy Corp. .................. 8,628 436,318
Diamondback Energy, Inc. .............. 1,682 212,201
ENEOS Holdings, Inc. ................ 149,300 594,606
Eni SpA .......................... 64,477 968,521
EOG Resources, Inc. ................. 13,873 1,546,562
Equinor ASA ....................... 29,213 805,339
Exxon Mobil Corp. ................... 98,510 7,482,820
Galp Energia SGPS SA ............... 49,138 541,809
Hess Corp. ........................ 5,948 548,941
Idemitsu Kosan Co. Ltd. ............... 12,600 322,833
Inpex Corp. ........................ 20,800 210,278
Kinder Morgan, Inc. .................. 46,235 802,640
Lundin Energy AB ................... 9,477 385,410
Marathon Oil Corp. ................... 18,460 359,416
Marathon Petroleum Corp. ............. 14,596 1,047,263
Matador Resources Co. ............... 939 42,039
Neste OYJ ........................ 9,415 424,612
Occidental Petroleum Corp. ............. 19,002 715,805
OMV AG ......................... 4,584 280,561
ONEOK, Inc. ....................... 10,574 641,630
Phillips 66 ......................... 10,389 880,883
Pioneer Natural Resources Co. .......... 6,216 1,360,620
Repsol SA ........................ 49,732 631,975
Santos Ltd. ........................ 66,486 338,662
TOTAL SE ........................ 67,348 3,829,909
Valero Energy Corp. .................. 9,694 804,311
Williams Cos., Inc. (The) ............... 49,118 1,470,593
Woodside Petroleum Ltd. .............. 14,184 253,454
40,823,265
Paper & Forest Products — 0.1%
Mondi plc ......................... 39,907 998,441
Stora Enso OYJ, Class R .............. 4,346 88,472
1,086,913
Personal Products — 0.3%
L'Oreal SA ........................ 4,950 2,114,376
Unilever plc ........................ 54,588 2,799,376
4,913,752
Pharmaceuticals — 5.4%
Astellas Pharma, Inc. ................. 43,200 697,273
AstraZeneca plc .................... 31,126 3,620,826
Bristol-Myers Squibb Co. ............... 109,501 7,105,520
Catalent , Inc.
(d)
..................... 14,632 1,520,704
Chugai Pharmaceutical Co. Ltd. .......... 16,400 532,668
Daiichi Sankyo Co. Ltd. ................ 36,700 824,649
Eisai Co. Ltd. ...................... 5,800 290,493
Elanco Animal Health, Inc.
(d)
............. 38,392 999,728

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
Pharmaceuticals (continued)
Eli Lilly & Co. ...................... 39,149 $ 9,606,773
GlaxoSmithKline plc .................. 110,335 2,462,237
Hikma Pharmaceuticals plc ............. 1,840 51,691
Jazz Pharmaceuticals plc
(d)
............. 5,012 696,217
Johnson & Johnson .................. 82,440 14,203,588
Kyowa Kirin Co. Ltd. .................. 7,000 174,474
Merck & Co., Inc. .................... 111,522 9,086,813
Merck KGaA ....................... 3,823 838,377
Novartis AG (Registered) .............. 39,823 3,460,203
Novo Nordisk A/S, Class B ............. 30,077 2,991,708
Ono Pharmaceutical Co. Ltd. ............ 11,000 266,769
Organon & Co. ..................... 6,012 191,843
Orion OYJ, Class B .................. 1,568 63,759
Otsuka Holdings Co. Ltd. .............. 11,300 385,526
Pfizer, Inc. ........................ 234,937 12,378,831
Roche Holding AG ................... 14,126 5,499,113
Royalty Pharma plc, Class A ............ 9,946 397,939
Sanofi ........................... 22,614 2,364,566
Shionogi & Co. Ltd. .................. 4,800 273,565
Takeda Pharmaceutical Co. Ltd. .......... 43,300 1,254,972
Teva Pharmaceutical Industries Ltd., ADR
(d)
.. 29,547 249,081
UCB SA .......................... 978 97,316
Viatris , Inc. ........................ 98,779 1,478,722
Vifor Pharma AG .................... 549 97,254
Zoetis, Inc. ........................ 26,355 5,265,465
89,428,663
Professional Services — 0.6%
Adecco Group AG (Registered) .......... 6,843 325,954
Benefit One, Inc. .................... 4,600 139,902
Clarivate plc
(d)
...................... 7,969 131,170
CoStar Group, Inc.
(d)
.................. 2,487 174,488
Equifax, Inc. ....................... 3,629 870,089
Experian plc ....................... 13,732 573,557
IHS Markit Ltd. ..................... 10,496 1,225,828
Intertek Group plc ................... 1,650 119,741
Nielsen Holdings plc .................. 8,508 160,461
Nihon M&A Center Holdings, Inc. ......... 7,600 119,648
Persol Holdings Co. Ltd. ............... 6,400 165,221
Randstad NV ...................... 3,561 231,656
Recruit Holdings Co. Ltd. .............. 27,500 1,359,287
RELX plc ......................... 49,332 1,517,472
Robert Half International, Inc. ............ 3,406 385,764
SGS SA (Registered) ................. 116 330,782
Teleperformance .................... 1,189 447,765
Verisk Analytics, Inc. .................. 4,572 896,706
Wolters Kluwer NV ................... 3,897 396,631
9,572,122
Real Estate Management & Development — 0.5%
Aroundtown SA ..................... 24,092 148,805
Azrieli Group Ltd. .................... 3,022 273,235
Capitaland Investment Ltd.
(d)
............ 88,300 226,566
CBRE Group, Inc., Class A
(d)
............ 6,629 671,783
CK Asset Holdings Ltd. ................ 61,500 410,538
Daito Trust Construction Co. Ltd. ......... 900 103,200
Daiwa House Industry Co. Ltd. ........... 12,500 364,790
ESR Cayman Ltd.
(c)(d)(e)
................ 49,200 166,822
Fastighets AB Balder, Class B
(d)
.......... 2,467 163,436
Hang Lung Properties Ltd. .............. 24,000 51,281
Henderson Land Development Co. Ltd. ..... 84,000 367,348
Hongkong Land Holdings Ltd. ........... 58,300 315,748
Hulic Co. Ltd. ...................... 4,300 41,562
LEG Immobilien SE .................. 2,206 292,645
Lendlease Corp. Ltd.
(f)
................ 13,286 94,019
Mitsubishi Estate Co. Ltd. .............. 35,300 508,406
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Mitsui Fudosan Co. Ltd. ............... 19,600 $ 420,172
New World Development Co. Ltd. ......... 73,000 298,009
Sino Land Co. Ltd. ................... 40,000 51,828
Sumitomo Realty & Development Co. Ltd. ... 7,500 232,051
Sun Hung Kai Properties Ltd. ............ 45,500 555,123
Swire Pacific Ltd., Class A .............. 8,500 51,494
Swire Properties Ltd. ................. 51,000 135,952
Swiss Prime Site AG (Registered) ......... 2,650 262,023
UOL Group Ltd. ..................... 53,400 289,587
Vonovia SE ........................ 17,278 984,082
Wharf Real Estate Investment Co. Ltd. ..... 33,000 156,949
7,637,454
Road & Rail — 0.7%
Central Japan Railway Co. ............. 600 78,726
CSX Corp. ........................ 59,516 2,036,637
East Japan Railway Co. ............... 2,100 119,916
JB Hunt Transport Services, Inc. ......... 1,959 377,186
Lyft, Inc., Class A
(d)
................... 8,446 325,340
MTR Corp. Ltd. ..................... 77,500 419,494
Norfolk Southern Corp. ................ 6,728 1,829,949
Old Dominion Freight Line, Inc. .......... 2,217 669,379
Uber Technologies, Inc.
(d)
.............. 34,845 1,303,203
Union Pacific Corp. .................. 19,527 4,775,328
11,935,158
Semiconductors & Semiconductor Equipment — 3.0%
Advanced Micro Devices, Inc.
(d)
.......... 15,007 1,714,550
Advantest Corp. ..................... 1,500 127,669
Analog Devices, Inc. .................. 9,468 1,552,468
Applied Materials, Inc. ................ 35,608 4,920,313
ASM International NV ................. 824 283,110
ASML Holding NV ................... 6,048 4,096,276
Broadcom, Inc. ..................... 9,217 5,400,056
Enphase Energy, Inc.
(d)
................ 3,334 468,327
Infineon Technologies AG .............. 34,778 1,444,252
Intel Corp. ........................ 51,238 2,501,439
KLA Corp. ......................... 3,390 1,319,625
Lam Research Corp. ................. 6,486 3,826,221
Lasertec Corp. ..................... 800 179,470
Microchip Technology, Inc. .............. 7,202 558,011
Micron Technology, Inc. ................ 6,410 527,351
NVIDIA Corp. ...................... 44,493 10,894,556
NXP Semiconductors NV .............. 6,633 1,362,683
QUALCOMM, Inc. ................... 15,366 2,700,728
Renesas Electronics Corp.
(d)
............ 20,700 237,570
Rohm Co. Ltd. ...................... 800 67,390
SolarEdge Technologies, Inc.
(d)
........... 3,077 733,003
STMicroelectronics NV ................ 10,148 477,167
Teradyne, Inc. ...................... 4,214 494,850
Texas Instruments, Inc. ................ 15,175 2,723,761
Tokyo Electron Ltd. .................. 1,800 880,440
Xilinx, Inc. ......................... 4,360 843,878
50,335,164
Software — 5.8%
Adobe, Inc.
(d)
....................... 12,127 6,479,456
ANSYS, Inc.
(d)
...................... 2,949 1,002,689
Autodesk, Inc.
(d)
..................... 6,456 1,612,644
Bentley Systems, Inc., Class B ........... 1,848 74,234
Cadence Design Systems, Inc.
(d)
......... 7,295 1,109,861
Ceridian HCM Holding, Inc.
(d)
............ 2,528 191,673
Check Point Software Technologies Ltd.
(d)
... 7,868 952,107
Citrix Systems, Inc. .................. 3,633 370,348
Crowdstrike Holdings, Inc., Class A
(d)
....... 1,057 190,936
CyberArk Software Ltd.
(d)
............... 792 108,623

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
Software (continued)
Dassault Systemes SE ................ 15,587 $ 753,762
Datadog , Inc., Class A
(d)
............... 886 129,453
Dynatrace , Inc.
(d)
.................... 8,355 458,355
Fortinet, Inc.
(d)
...................... 4,230 1,257,325
HubSpot , Inc.
(d)
..................... 109 53,279
Intuit, Inc. ......................... 6,753 3,749,468
Microsoft Corp. ..................... 180,333 56,079,956
Nice Ltd.
(d)
........................ 1,989 509,140
NortonLifeLock , Inc. .................. 11,082 288,243
Oracle Corp. ....................... 43,627 3,540,767
Oracle Corp. Japan .................. 1,300 97,228
Palantir Technologies, Inc., Class A
(d)
...... 5,692 78,037
Palo Alto Networks, Inc.
(d)
.............. 195 100,893
Paycom Software, Inc.
(d)
............... 1,026 344,018
PTC, Inc.
(d)
........................ 3,665 426,093
Sage Group plc (The) ................. 27,977 273,391
salesforce.com, Inc.
(d)
................. 24,809 5,771,318
SAP SE .......................... 21,483 2,695,282
ServiceNow , Inc.
(d)
................... 6,791 3,978,032
Sinch AB
(c)(d)(e)
...................... 7,919 81,415
SS&C Technologies Holdings, Inc. ........ 1,010 80,669
Synopsys, Inc.
(d)
.................... 3,245 1,007,573
Temenos AG (Registered) .............. 1,024 122,742
Trade Desk, Inc. (The), Class A
(d)
......... 1,898 131,987
Trend Micro, Inc. .................... 4,800 254,652
Tyler Technologies, Inc.
(d)
.............. 521 246,850
Unity Software, Inc.
(d)
................. 2,080 218,712
VMware, Inc., Class A ................. 2,186 280,857
WiseTech Global Ltd. ................. 4,901 159,623
Workday, Inc., Class A
(d)
............... 325 82,228
Xero Ltd.
(d)
........................ 4,693 380,159
Zendesk , Inc.
(d)
..................... 604 59,500
Zoom Video Communications, Inc., Class A
(d)
. 1,554 239,751
Zscaler , Inc.
(d)
...................... 1,133 291,306
96,314,635
Specialty Retail — 1.0%
AutoZone, Inc.
(d)
.................... 49 97,331
Burlington Stores, Inc.
(d)
............... 1,301 308,246
Fast Retailing Co. Ltd. ................ 800 470,772
Gap, Inc. (The) ..................... 5,083 91,850
H & M Hennes & Mauritz AB, Class B ...... 32,795 652,976
Home Depot, Inc. (The) ............... 19,115 7,014,823
Industria de Diseno Textil SA ............ 25,539 774,582
JD Sports Fashion plc ................. 40,583 104,062
Kingfisher plc ...................... 19,200 86,099
Lowe's Cos., Inc. .................... 10,302 2,445,180
Nitori Holdings Co. Ltd. ................ 800 114,610
O'Reilly Automotive, Inc.
(d)
.............. 89 58,006
Ross Stores, Inc. .................... 10,291 1,005,945
TJX Cos., Inc. (The) .................. 41,373 2,977,615
16,202,097
Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc. ........................ 368,882 64,473,196
Canon, Inc. ........................ 13,900 328,745
FUJIFILM Holdings Corp. .............. 4,300 288,255
Hewlett Packard Enterprise Co. .......... 13,863 226,383
HP, Inc. .......................... 25,341 930,775
NetApp, Inc. ....................... 7,096 613,875
Ricoh Co. Ltd. ...................... 4,300 36,311
66,897,540
Textiles, Apparel & Luxury Goods — 1.0%
adidas AG ........................ 2,648 726,657
EssilorLuxottica SA .................. 4,812 910,360
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Hermes International ................. 397 $ 596,063
Kering SA ......................... 1,107 826,669
Lululemon Athletica , Inc.
(d)
.............. 3,027 1,010,291
LVMH Moet Hennessy Louis Vuitton SE ..... 4,712 3,870,331
NIKE, Inc., Class B .................. 45,280 6,704,610
Pandora A/S ....................... 669 72,747
Puma SE ......................... 3,190 341,178
PVH Corp. ........................ 1,685 160,092
Ralph Lauren Corp. .................. 1,156 128,131
Tapestry, Inc. ....................... 6,524 247,586
Under Armour , Inc., Class A
(d)
............ 4,473 84,227
Under Armour , Inc., Class C
(d)
........... 5,100 81,549
VF Corp. ......................... 16,718 1,090,181
16,850,672
Trading Companies & Distributors — 0.6%
Ashtead Group plc ................... 5,515 394,477
Bunzl plc ......................... 9,464 354,493
Fastenal Co. ....................... 35,683 2,022,513
Ferguson plc ....................... 1,418 223,038
ITOCHU Corp. ..................... 32,700 1,050,535
Mitsubishi Corp. ..................... 25,100 852,206
Mitsui & Co. Ltd. .................... 29,600 738,087
MonotaRO Co. Ltd. .................. 8,200 134,733
Sumitomo Corp. .................... 37,000 571,850
United Rentals, Inc.
(d)
................. 6,169 1,974,820
WW Grainger, Inc. ................... 4,260 2,109,169
10,425,921
Transportation Infrastructure — 0.0%
Auckland International Airport Ltd.
(d)
....... 35,921 170,513
Water Utilities — 0.5%
American Water Works Co., Inc. .......... 25,558 4,109,726
Essential Utilities, Inc. ................. 24,767 1,207,144
Severn Trent plc .................... 37,304 1,448,302
United Utilities Group plc ............... 79,236 1,143,050
7,908,222
Wireless Telecommunication Services — 0.3%
KDDI Corp. ........................ 25,900 827,472
SoftBank Corp. ..................... 58,900 738,363
SoftBank Group Corp. ................ 14,200 629,053
Tele2 AB, Class B ................... 10,944 159,236
T-Mobile US, Inc.
(d)
................... 20,612 2,229,600
Vodafone Group plc .................. 497,948 874,330
5,458,054
Total Common Stocks — 71.8%
(Cost: $945,243,926) .............................. 1,188,805,454
Beneficial Interest
(000)
Other Interests — 0.0%
(g)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a)(d)(h)
....... USD 300 —
Total Other Interests — 0.0%
(Cost: $0) ..................................... —
Shares
Shares
Preferred Stocks — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Preference) .. 2,202 190,575
Porsche Automobil Holding SE (Preference) .. 4,007 375,252

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2022
Security
Shares
Shares Value
Automobiles (continued)
Volkswagen AG (Preference) ............ 3,007 $ 626,274
1,192,101
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference) .............. 568 306,650
Total Preferred Stocks — 0.1%
(Cost: $1,459,524) ............................... 1,498,751
Par (000)
Par (000)
U.S. Treasury Obligations — 6.2%
U.S. Treasury Notes
0.13%, 12/15/23 .................. USD 55,000 53,962,304
0.75%, 11/15/24 .................. 50,000 49,171,875
Total U.S. Treasury Obligations — 6.2%
(Cost: $104,653,839) .............................. 103,134,179
Security
Shares
Shares Value
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/exercisable
07/06/20, 1 share for 1 warrant, Expires
08/03/27, Strike Price USD 22.00)
(d)
..... 1,719 $ 31,664
Total Warrants — 0.0%
(Cost: $8,509) .................................. 31,664
Total Long-Term Investments — 78.1%
(Cost: $1,051,548,642) ............................ 1,293,470,048
Short-Term Securities — 10.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
( i )(j)
................... 180,324,969 180,324,969
Total Short-Term Securities — 10.9%
(Cost: $180,324,969) .............................. 180,324,969
Total Investments — 89.0%
(Cost: $1,231,873,611 ) ............................ 1,473,795,017
Other Assets Less Liabilities — 11.0% ................... 181,570,136
Net Assets — 100.0% ............................... $ 1,655,365,153
(a)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Non-income producing security.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Annualized 7-day yield as of period end.
(j)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/22
Shares
Held at
01/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 35,759,937 $ 144,565,032 $ — $ — $ — $ 180,324,969 180,324,969 $ 2,884 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)(b)
......... 34,743 — (34,692) (51) — — — 106
(c)
—
$ (51) $ — $ 180,324,969 $ 2,990 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Amsterdam Index ......................................................... 105 02/18/22 $ 17,931 $ (202,902)
CAC 40 10 Euro Index ...................................................... 2,183 02/18/22 173,150 (1,674,358)
IBEX 35 Index ............................................................ 149 02/18/22 14,456 (272,632)
OMXS30 Index ........................................................... 5,976 02/18/22 148,492 (582,933)
MSCI Singapore Index ...................................................... 3,567 02/25/22 88,410 582,307
Euro-Bund .............................................................. 2,001 03/08/22 380,163 (9,970,221)
TOPIX Index ............................................................. 634 03/10/22 105,654 (3,254,540)
Australia 10 Year Bond ...................................................... 514 03/15/22 49,795 449,388
FTSE/JSE Top 40 Index ..................................................... 234 03/17/22 10,327 314,030
S&P/TSX 60 Index ......................................................... 159 03/17/22 31,944 (183,064)
SPI 200 Index ............................................................ 674 03/17/22 82,156 (4,729,281)
FTSE 100 Index .......................................................... 343 03/18/22 34,378 1,328,977
FTSE/MIB Index .......................................................... 99 03/18/22 15,026 276,978
Mini-DAX Index ........................................................... 104 03/18/22 9,084 61,109
S&P 500 E-Mini Index ...................................................... 107 03/18/22 24,098 (989,233)
Canada 10 Year Bond ...................................................... 10,183 03/22/22 1,114,310 (13,919,847)
U.S. Treasury 10 Year Note ................................................... (571) 03/22/22 73,088 (34,678)
(32,800,900)
Short Contracts
IBEX 35 Index ............................................................ 1,285 02/18/22 124,672 2,603,466
SGX NIFTY 50 Index ....................................................... 441 02/24/22 15,449 (250,410)
FTSE China A50 Index ...................................................... 350 02/25/22 5,228 61,279
Euro- Buxl ............................................................... 571 03/08/22 130,415 8,940,719
TOPIX Index ............................................................. 79 03/10/22 13,165 82,714
DAX Index .............................................................. 49 03/18/22 21,399 130,514
FTSE 100 Index .......................................................... 256 03/18/22 25,658 (78,534)
MSCI EAFE E-Mini Index .................................................... 2,662 03/18/22 297,518 6,223,455
S&P 500 E-Mini Index ...................................................... 4,823 03/18/22 1,086,200 38,566,212
WIG20 Index ............................................................ 346 03/18/22 3,779 (382)
U.S. Treasury Ultra Bond .................................................... 307 03/22/22 57,870 1,398,694
Long Gilt ............................................................... 4,556 03/29/22 747,293 11,579,655
SET50 Index ............................................................. 4,051 03/30/22 24,160 (557,799)
68,699,583
$ 35,898,683
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 10,459,000 USD 7,377,078 Standard Chartered Bank 03/16/22 $ 19,311
BRL 36,087,000 USD 6,244,398 Goldman Sachs International 03/16/22 480,070
CAD 8,870,000 USD 6,902,028 Toronto Dominion Bank 03/16/22 75,553
EUR 8,372,000 USD 9,398,264 Bank of America NA 03/16/22 15,779
GBP 5,673,000 USD 7,538,345 Bank of New York Mellon 03/16/22 89,367
INR 3,123,000 USD 41,184 HSBC Bank plc 03/16/22 472
MXN 213,516,000 USD 9,935,656 Bank of America NA 03/16/22 343,117
SGD 802,000 USD 587,290 Citibank NA 03/16/22 6,271
USD 4,229,115 AUD 5,935,000 Bank of New York Mellon 03/16/22 32,005
USD 15,225,102 AUD 21,391,000 Credit Agricole Corporate & Investment Bank SA 03/16/22 97,827
USD 5,982,218 AUD 8,254,000 Standard Chartered Bank 03/16/22 145,160
USD 35,668,550 AUD 50,100,480 State Street Bank and Trust Co. 03/16/22 238,522
USD 5,715,665 CAD 7,174,000 UBS AG 03/16/22 72,242
USD 200,750 CHF 184,000 Credit Agricole Corporate & Investment Bank SA 03/16/22 1,960
USD 5,134,623 EUR 4,523,000 Bank of New York Mellon 03/16/22 48,656
USD 30,777,229 EUR 27,111,000 Credit Agricole Corporate & Investment Bank SA 03/16/22 291,788

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 12,585,772 EUR 11,030,000 Standard Chartered Bank 03/16/22 $ 182,895
USD 3,460,230 GBP 2,553,000 Morgan Stanley & Co. International plc 03/16/22 27,558
USD 41,790,601 JPY 4,710,193,580 UBS AG 03/16/22 844,869
USD 6,029,012 KRW 7,226,374,000 Citibank NA 03/16/22 41,658
USD 5,579,808 KRW 6,561,382,000 Goldman Sachs International 03/16/22 143,427
USD 3,276,609 NOK 29,116,000 State Street Bank and Trust Co. 03/16/22 5,320
USD 5,037,237 SEK 45,581,000 Credit Agricole Corporate & Investment Bank SA 03/16/22 147,056
USD 1,407,749 SEK 12,742,000 HSBC Bank plc 03/16/22 40,717
3,391,600
AUD 3,177,000 USD 2,261,179 Bank of New York Mellon 03/16/22 (14,470)
AUD 11,195,000 USD 8,086,182 Standard Chartered Bank 03/16/22 (169,309)
CAD 10,213,000 USD 8,099,434 Bank of America NA 03/16/22 (65,383)
CAD 13,792,000 USD 10,850,867 Toronto Dominion Bank 03/16/22 (1,397)
CHF 3,619,000 USD 3,926,744 Goldman Sachs International 03/16/22 (16,841)
CHF 1,229,000 USD 1,340,781 Morgan Stanley & Co. International plc 03/16/22 (12,991)
EUR 92,254,054 USD 104,658,073 Goldman Sachs International 03/16/22 (921,378)
EUR 7,990,000 USD 9,046,295 Standard Chartered Bank 03/16/22 (61,799)
EUR 6,563,000 USD 7,415,914 UBS AG 03/16/22 (36,033)
GBP 4,578,000 USD 6,176,998 HSBC Bank plc 03/16/22 (21,584)
JPY 331,395,000 USD 2,940,261 UBS AG 03/16/22 (59,443)
KRW 7,850,315,000 USD 6,678,561 Credit Suisse International 03/16/22 (174,249)
MXN 417,465,000 USD 20,215,478 BNP Paribas SA 03/16/22 (118,492)
MXN 118,353,000 USD 5,748,313 Northern Trust Co. 03/16/22 (50,737)
NZD 555,000 USD 377,749 State Street Bank and Trust Co. 03/16/22 (12,810)
PLN 25,521,000 USD 6,265,882 Credit Agricole Corporate & Investment Bank SA 03/16/22 (30,206)
RUB 1,046,062,000 USD 13,756,770 Citibank NA 03/16/22 (384,707)
USD 10,256,896 BRL 59,458,000 BNP Paribas SA 03/16/22 (822,535)
USD 6,294,756 CAD 8,052,000 Banco Santander SA 03/16/22 (39,346)
USD 2,531,998 CAD 3,273,000 Bank of Montreal 03/16/22 (42,706)
USD 39,483,068 CAD 50,549,975 Goldman Sachs International 03/16/22 (282,044)
USD 20,548,956 CAD 26,164,000 Toronto Dominion Bank 03/16/22 (32,941)
USD 10,695,534 CAD 13,673,000 UBS AG 03/16/22 (60,324)
USD 4,475,675 CLP 3,790,299,000 BNP Paribas SA 03/16/22 (231,899)
USD 12,639,228 GBP 9,532,000 Banco Santander SA 03/16/22 (177,156)
USD 6,670,238 GBP 4,995,000 HSBC Bank plc 03/16/22 (45,859)
USD 4,228,802 GBP 3,192,000 Morgan Stanley & Co. International plc 03/16/22 (63,046)
USD 6,537,964 KRW 7,893,284,000 Citibank NA 03/16/22 (1,953)
USD 21,640,004 MXN 471,567,000 Goldman Sachs International 03/16/22 (1,061,479)
USD 7,220,349 MXN 150,703,000 Northern Trust Co. 03/16/22 (34,573)
USD 93,431 NOK 852,000 HSBC Bank plc 03/16/22 (2,294)
USD 7,509,323 PLN 30,996,000 Citibank NA 03/16/22 (64,088)
USD 5,821,094 PLN 23,950,000 HSBC Bank plc 03/16/22 (30,732)
USD 6,869,200 RUB 543,285,000 BNP Paribas SA 03/16/22 (75,743)
USD 5,518,303 THB 186,283,000 Citibank NA 03/16/22 (75,840)
USD 5,755,970 ZAR 93,373,000 UBS AG 03/16/22 (283,963)
(5,580,350)
$ (2,188,750)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
7.67% Monthly 4 week MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 631,000 $ (209,683) $ — $ (209,683)
7.73% Monthly 4 week MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 533,000 (239,115) — (239,115)
7.50% Monthly 4 week MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 744,000 4,865 — 4,865

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
7.55% Monthly 4 week MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 446,000 $ (37,684) $ — $ (37,684)
7.37% Monthly 4 week MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 933,000 259,011 — 259,011
7.41% Monthly 4 week MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 418,000 80,950 — 80,950
7.72% Monthly 4 week MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 658,000 (288,537) — (288,537)
7.54% Monthly 4 week MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 843,000 (62,701) — (62,701)
7.51% Monthly 4 week MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 331,000 (4,532) — (4,532)
7.44% Monthly 4 week MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 564,000 77,848 — 77,848
7.53% Monthly 4 week MXIBTIIE Monthly 03/16/22
(a)
03/10/27 MXN 585,000 (28,127) — (28,127)
1.35% Semi-Annual 3 month LIBOR Quarterly 03/16/22
(a)
03/15/27 USD 36,000 658,830 14,207 644,623
1.37% Semi-Annual 3 month LIBOR Quarterly 03/16/22
(a)
03/15/27 USD 19,000 327,149 1,504 325,645
6 month
EURIBOR Semi-Annual
0.07%
Annual 03/16/22
(a)
03/16/27 EUR 122,000 (1,306,085) (8,042) (1,298,043)
6 month
EURIBOR Semi-Annual
0.10%
Annual 03/16/22
(a)
03/16/27 EUR 86,000 (751,793) 8,014 (759,807)
6 month
EURIBOR Semi-Annual
0.10%
Annual 03/16/22
(a)
03/16/27 EUR 72,000 (646,019) (119,595) (526,424)
6 month
EURIBOR Semi-Annual
0.11%
Annual 03/16/22
(a)
03/16/27 EUR 32,000 (262,631) (10,020) (252,611)
6 month
EURIBOR Semi-Annual
0.14%
Annual 03/16/22
(a)
03/16/27 EUR 43,000 (288,548) (5,328) (283,220)
6 month
EURIBOR Semi-Annual
0.18%
Annual 03/16/22
(a)
03/16/27 EUR 49,000 (222,381) 15,556 (237,937)
3 month STIBOR Quarterly 0.68% Annual 03/16/22
(a)
03/16/27 SEK 185,000 (265,454) 4,166 (269,620)
3 month STIBOR Quarterly 0.77% Annual 03/16/22
(a)
03/16/27 SEK 218,000 (208,408) (942) (207,466)
3 month STIBOR Quarterly 0.78% Annual 03/16/22
(a)
03/16/27 SEK 574,000 (516,727) (22,359) (494,368)
3 month STIBOR Quarterly 0.78% Annual 03/16/22
(a)
03/16/27 SEK 348,000 (320,618) 27,279 (347,897)
3 month STIBOR Quarterly 0.84% Annual 03/16/22
(a)
03/16/27 SEK 177,000 (107,216) 8,650 (115,866)
3 month STIBOR Quarterly 0.90% Annual 03/16/22
(a)
03/16/27 SEK 364,000 (105,023) 24,800 (129,823)
3 month STIBOR Quarterly 0.92% Annual 03/16/22
(a)
03/16/27 SEK 539,000 (101,087) 7,356 (108,443)
1.54% Annual 1 day SOFR Annual 03/16/22
(a)
03/16/27 USD 34,000 (65,629) (34,974) (30,655)
1.27% Annual 1 day SOFR Annual 03/16/22
(a)
03/16/27 USD 19,000 208,203 (3,228) 211,431
1.30% Annual 1 day SOFR Annual 03/16/22
(a)
03/16/27 USD 195,000 1,852,302 (90,049) 1,942,351
1.43% Annual 1 day SOFR Annual 03/16/22
(a)
03/16/27 USD 28,000 85,535 (16,064) 101,599
1.46% Annual 1 day SOFR Annual 03/16/22
(a)
03/16/27 USD 24,000 47,053 2,721 44,332
0.88% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 37,000 1,124,818 (7,686) 1,132,504
0.88% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 2,000 61,102 203 60,899
1.18% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 89,000 956,166 49,162 907,004
1.10% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 40,000 648,515 17,929 630,586
1.20% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 50,000 480,347 69,653 410,694
0.98% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 45,000 1,065,783 11,410 1,054,373
0.94% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 9,000 234,718 (1,202) 235,920
1.20% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 101,000 955,952 58,468 897,484
0.96% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 46,000 1,163,433 20,616 1,142,817
1.06% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 29,000 543,020 (26,227) 569,247
1.05% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 85,000 1,637,112 54,432 1,582,680
1.07% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 50,000 894,816 40,831 853,985
1.08% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 110,000 1,891,385 (224,055) 2,115,440
1.25% Annual 1 day SONIA Annual 03/16/22
(a)
03/16/27 GBP 42,000 272,496 54,196 218,300
6 month BBR Semi-Annual 1.03% Semi-Annual 03/16/22
(a)
03/16/27 AUD 5,870 (189,648) — (189,648)
6 month BBR Semi-Annual 1.16% Semi-Annual 03/16/22
(a)
03/16/27 AUD 64,000 (1,797,792) — (1,797,792)
6 month BBR Semi-Annual 1.19% Semi-Annual 03/16/22
(a)
03/16/27 AUD 42,900 (1,156,932) — (1,156,932)
6 month BBR Semi-Annual 1.20% Semi-Annual 03/16/22
(a)
03/16/27 AUD 42,900 (1,149,637) — (1,149,637)
6 month BBR Semi-Annual 1.20% Semi-Annual 03/16/22
(a)
03/16/27 AUD 44,200 (1,183,723) — (1,183,723)
6 month BBR Semi-Annual 1.21% Semi-Annual 03/16/22
(a)
03/16/27 AUD 38,000 (997,647) — (997,647)
6 month BBR Semi-Annual 1.23% Semi-Annual 03/16/22
(a)
03/16/27 AUD 23,000 (587,803) — (587,803)
6 month BBR Semi-Annual 1.24% Semi-Annual 03/16/22
(a)
03/16/27 AUD 23,000 (583,109) — (583,109)
6 month BBR Semi-Annual 1.29% Semi-Annual 03/16/22
(a)
03/16/27 AUD 33,500 (794,050) — (794,050)
6 month BBR Semi-Annual 1.31% Semi-Annual 03/16/22
(a)
03/16/27 AUD 33,500 (772,402) — (772,402)
6 month BBR Semi-Annual 1.32% Semi-Annual 03/16/22
(a)
03/16/27 AUD 58,000 (1,305,730) — (1,305,730)
6 month BBR Semi-Annual 1.36% Semi-Annual 03/16/22
(a)
03/16/27 AUD 25,000 (529,653) — (529,653)

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month BBR Semi-Annual 1.36% Semi-Annual 03/16/22
(a)
03/16/27 AUD 27,000 $ (571,107) $ — $ (571,107)
6 month BBR Semi-Annual 1.36% Semi-Annual 03/16/22
(a)
03/16/27 AUD 25,000 (529,228) — (529,228)
3 month BA Semi-Annual 1.40% Semi-Annual 03/16/22
(a)
03/16/27 CAD 155,000 (4,485,222) (251,060) (4,234,162)
1 day SORA Semi-Annual 1.43% Semi-Annual 03/16/22
(a)
03/16/27 SGD 1,820 (4,855) — (4,855)
1 day SORA Semi-Annual 1.43% Semi-Annual 03/16/22
(a)
03/16/27 SGD 22,000 (56,741) — (56,741)
1 day SORA Semi-Annual 1.44% Semi-Annual 03/16/22
(a)
03/16/27 SGD 31,901 (76,584) — (76,584)
1 day SORA Semi-Annual 1.44% Semi-Annual 03/16/22
(a)
03/16/27 SGD 31,229 (77,758) — (77,758)
1 day SORA Semi-Annual 1.45% Semi-Annual 03/16/22
(a)
03/16/27 SGD 31,050 (66,230) — (66,230)
6 month BBR Semi-Annual 1.53% Semi-Annual 03/16/22
(a)
03/16/27 AUD 31,000 (476,210) — (476,210)
1 day SORA Semi-Annual 1.53% Semi-Annual 03/16/22
(a)
03/16/27 SGD 37,500 33,769 — 33,769
1 day SORA Semi-Annual 1.54% Semi-Annual 03/16/22
(a)
03/16/27 SGD 37,500 50,498 — 50,498
6 month BBR Semi-Annual 1.54% Semi-Annual 03/16/22
(a)
03/16/27 AUD 57,000 (864,465) — (864,465)
6 month BBR Semi-Annual 1.57% Semi-Annual 03/16/22
(a)
03/16/27 AUD 117,000 (1,663,007) — (1,663,007)
3 month HIBOR Quarterly 1.65% Quarterly 03/16/22
(a)
03/16/27 HKD 1,000 (592) — (592)
3 month BA Semi-Annual 1.67% Semi-Annual 03/16/22
(a)
03/16/27 CAD 45,000 (846,988) (41,210) (805,778)
3 month BA Semi-Annual 1.68% Semi-Annual 03/16/22
(a)
03/16/27 CAD 52,000 (964,119) — (964,119)
3 month BA Semi-Annual 1.69% Semi-Annual 03/16/22
(a)
03/16/27 CAD 170,000 (3,088,186) 37,058 (3,125,244)
3 month BA Semi-Annual 1.71% Semi-Annual 03/16/22
(a)
03/16/27 CAD 57,000 (998,050) 3,363 (1,001,413)
6 month BBR Semi-Annual 1.75% Semi-Annual 03/16/22
(a)
03/16/27 AUD 44,500 (360,078) — (360,078)
6 month BBR Semi-Annual 1.75% Semi-Annual 03/16/22
(a)
03/16/27 AUD 122,000 (956,058) — (956,058)
3 month BA Semi-Annual 1.79% Semi-Annual 03/16/22
(a)
03/16/27 CAD 85,000 (1,226,256) 17,930 (1,244,186)
3 month BA Semi-Annual 1.80% Semi-Annual 03/16/22
(a)
03/16/27 CAD 46,000 (646,373) (24,592) (621,781)
3 month BA Semi-Annual 1.81% Semi-Annual 03/16/22
(a)
03/16/27 CAD 48,000 (656,479) 39,630 (696,109)
6 month BBR Semi-Annual 1.87% Semi-Annual 03/16/22
(a)
03/16/27 AUD 44,500 (178,455) — (178,455)
6 month BBR Semi-Annual 1.89% Semi-Annual 03/16/22
(a)
03/16/27 AUD 29,000 (91,638) — (91,638)
3 month BA Semi-Annual 1.90% Semi-Annual 03/16/22
(a)
03/16/27 CAD 46,000 (463,550) (28,615) (434,935)
3 month BA Semi-Annual 1.94% Semi-Annual 03/16/22
(a)
03/16/27 CAD 38,000 (337,664) (7,783) (329,881)
6 month BBR Semi-Annual 1.99% Semi-Annual 03/16/22
(a)
03/16/27 AUD 71,000 14,713 — 14,713
3 month BA Semi-Annual 1.99% Semi-Annual 03/16/22
(a)
03/16/27 CAD 62,000 (423,070) — (423,070)
6 month BBR Semi-Annual 1.99% Semi-Annual 03/16/22
(a)
03/16/27 AUD 61,000 4,342 — 4,342
3 month BA Semi-Annual 2.01% Semi-Annual 03/16/22
(a)
03/16/27 CAD 63,000 (380,288) 143,392 (523,680)
3 month BA Semi-Annual 2.03% Semi-Annual 03/16/22
(a)
03/16/27 CAD 94,000 (503,973) (103,650) (400,323)
3 month BA Semi-Annual 2.08% Semi-Annual 03/16/22
(a)
03/16/27 CAD 18,000 (60,736) (15,503) (45,233)
3 month BA Semi-Annual 2.10% Semi-Annual 03/16/22
(a)
03/16/27 CAD 63,000 (170,056) 23,349 (193,405)
3 month BA Semi-Annual 2.12% Semi-Annual 03/16/22
(a)
03/16/27 CAD 114,000 (231,945) 43,479 (275,424)
3 month BA Semi-Annual 2.13% Semi-Annual 03/16/22
(a)
03/16/27 CAD 51,000 (71,311) (1,123) (70,188)
3 month BA Semi-Annual 2.25% Semi-Annual 03/16/22
(a)
03/16/27 CAD 44,000 120,446 27,070 93,376
1.39% Semi-Annual 3 month LIBOR Quarterly 03/16/22
(a)
03/16/27 USD 169,000 2,768,761 1,293 2,767,468
2.96% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 164,000 2,297,937 — 2,297,937
3.08% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 320,000 4,076,252 — 4,076,252
3.27% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 68,000 724,327 — 724,327
2.74% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 101,000 1,659,309 — 1,659,309
3.30% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 208,000 2,145,702 — 2,145,702
2.69% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 92,000 1,561,806 — 1,561,806
3.26% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 179,000 1,926,086 — 1,926,086
3.23% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 129,000 1,430,018 — 1,430,018
4.07% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 148,000 293,196 — 293,196
3.43% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 119,000 1,056,048 — 1,056,048
2.75% Annual 6 month WIBOR Semi-Annual 03/16/22
(a)
03/16/27 PLN 206,000 3,366,472 — 3,366,472
3 month JIBAR Quarterly 6.28% Quarterly 03/16/22
(a)
03/16/27 ZAR 790,000 (1,178,608) — (1,178,608)
3 month JIBAR Quarterly 6.30% Quarterly 03/16/22
(a)
03/16/27 ZAR 919,000 (1,319,329) — (1,319,329)
3 month JIBAR Quarterly 6.41% Quarterly 03/16/22
(a)
03/16/27 ZAR 470,000 (535,991) — (535,991)
3 month JIBAR Quarterly 6.67% Quarterly 03/16/22
(a)
03/16/27 ZAR 519,000 (217,035) — (217,035)
3 month JIBAR Quarterly 6.88% Quarterly 03/16/22
(a)
03/16/27 ZAR 486,000 76,366 — 76,366
3 month JIBAR Quarterly 6.94% Quarterly 03/16/22
(a)
03/16/27 ZAR 215,000 70,684 — 70,684
3 month JIBAR Quarterly 7.01% Quarterly 03/16/22
(a)
03/16/27 ZAR 540,000 273,921 — 273,921
$ (2,382,297) $ (215,590) $ (2,166,707)
(a)
Forward swap.

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
10.84% At Termination
1 day
BZDIOVER At Termination Bank of America NA N/A 01/02/25 BRL 209,000 $ 282,654 $ — $ 282,654
12.58% At Termination
1 day
BZDIOVER At Termination Bank of America NA N/A 01/02/25 BRL 98,000 (885,197) — (885,197)
8.07% At Termination
1 day
BZDIOVER At Termination Bank of America NA N/A 01/02/25 BRL 101,000 1,200,381 — 1,200,381
9.34% At Termination
1 day
BZDIOVER At Termination Bank of America NA N/A 01/02/25 BRL 72,000 558,270 — 558,270
11.51% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 158,000 (310,915) — (310,915)
7.86% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 148,000 2,092,244 — 2,092,244
7.91% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 78,000 1,137,812 — 1,137,812
8.32% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 81,000 1,026,230 — 1,026,230
8.67% At Termination
1 day
BZDIOVER At Termination HSBC Bank plc N/A 01/02/25 BRL 101,000 1,118,465 — 1,118,465
11.92% At Termination
1 day
BZDIOVER At Termination
Morgan Stanley & Co.
International plc N/A 01/02/25 BRL 88,000 (441,311) — (441,311)
1 day MIBOR Semi-Annual 5.83% Semi-Annual Bank of America NA 03/16/22
(a)
03/16/27 INR 2,934,400 96,506 — 96,506
1 week
CNREPOFI Quarterly
2.49%
Quarterly Bank of America NA 03/16/22
(a)
03/16/27 CNY 68,500 118,663 — 118,663
1 week
CNREPOFI Quarterly
2.53%
Quarterly Bank of America NA 03/16/22
(a)
03/16/27 CNY 164,000 334,525 — 334,525
1 week
CNREPOFI Quarterly
2.68%
Quarterly Bank of America NA 03/16/22
(a)
03/16/27 CNY 57,600 178,334 — 178,334
1 week
CNREPOFI Quarterly
2.68%
Quarterly Bank of America NA 03/16/22
(a)
03/16/27 CNY 86,400 270,002 — 270,002
1 week
CNREPOFI Quarterly
2.69%
Quarterly Bank of America NA 03/16/22
(a)
03/16/27 CNY 109,500 350,904 — 350,904
1 week
CNREPOFI Quarterly
2.69%
Quarterly Bank of America NA 03/16/22
(a)
03/16/27 CNY 109,500 346,151 — 346,151
1.68% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 03/16/22
(a)
03/16/27 KRW 127,482,539 2,917,817 — 2,917,817
1.71% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 03/16/22
(a)
03/16/27 KRW 29,604,300 639,789 — 639,789
2.04% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 03/16/22
(a)
03/16/27 KRW 22,657,040 194,984 — 194,984
2.15% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 03/16/22
(a)
03/16/27 KRW 40,075,000 169,018 — 169,018
2.22% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 03/16/22
(a)
03/16/27 KRW 20,277,000 27,276 — 27,276
6 month
THBFIX Semi-Annual
1.51%
Semi-Annual Bank of America NA 03/16/22
(a)
03/16/27 THB 1,075,200 307,989 — 307,989
1 day MIBOR Semi-Annual 5.68% Semi-Annual BNP Paribas SA 03/16/22
(a)
03/16/27 INR 2,203,000 (125,914) — (125,914)
1 day MIBOR Semi-Annual 5.69% Semi-Annual BNP Paribas SA 03/16/22
(a)
03/16/27 INR 2,412,000 (122,447) — (122,447)
1 day MIBOR Semi-Annual 5.83% Semi-Annual BNP Paribas SA 03/16/22
(a)
03/16/27 INR 1,650,600 52,367 — 52,367
1 week
CNREPOFI Quarterly
2.54%
Quarterly BNP Paribas SA 03/16/22
(a)
03/16/27 CNY 132,000 281,667 — 281,667
1 week
CNREPOFI Quarterly
2.62%
Quarterly BNP Paribas SA 03/16/22
(a)
03/16/27 CNY 132,000 357,590 — 357,590
1 week
CNREPOFI Quarterly
2.66%
Quarterly BNP Paribas SA 03/16/22
(a)
03/16/27 CNY 100,000 297,309 — 297,309
1 week
CNREPOFI Quarterly
2.70%
Quarterly BNP Paribas SA 03/16/22
(a)
03/16/27 CNY 48,000 155,210 — 155,210
2.05% Quarterly
3 month
CD_KSDA Quarterly BNP Paribas SA 03/16/22
(a)
03/16/27 KRW 35,830,490 294,059 — 294,059
3 month
TWCPBA Quarterly
0.92%
Quarterly BNP Paribas SA 03/16/22
(a)
03/16/27 TWD 724,000 (80,627) — (80,627)

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month
TWCPBA Quarterly
0.95%
Quarterly BNP Paribas SA 03/16/22
(a)
03/16/27 TWD 770,560 $ (43,502) $ — $ (43,502)
1 week
CNREPOFI Quarterly
2.72%
Quarterly Citibank NA 03/16/22
(a)
03/16/27 CNY 98,784 333,716 — 333,716
1 week
CNREPOFI Quarterly
2.73%
Quarterly Citibank NA 03/16/22
(a)
03/16/27 CNY 97,216 339,673 — 339,673
1 week
CNREPOFI Quarterly
2.56%
Quarterly HSBC Bank plc 03/16/22
(a)
03/16/27 CNY 206,000 461,182 — 461,182
1 week
CNREPOFI Quarterly
2.60%
Quarterly HSBC Bank plc 03/16/22
(a)
03/16/27 CNY 127,000 325,668 — 325,668
1 week
CNREPOFI Quarterly
2.66%
Quarterly HSBC Bank plc 03/16/22
(a)
03/16/27 CNY 65,320 193,493 — 193,493
1 week
CNREPOFI Quarterly
2.67%
Quarterly HSBC Bank plc 03/16/22
(a)
03/16/27 CNY 100,000 301,650 — 301,650
1 week
CNREPOFI Quarterly
2.68%
Quarterly HSBC Bank plc 03/16/22
(a)
03/16/27 CNY 118,680 366,585 — 366,585
6 month
THBFIX Semi-Annual
1.47%
Semi-Annual HSBC Bank plc 03/16/22
(a)
03/16/27 THB 268,800 61,936 — 61,936
2.04% Quarterly
3 month
CD_KSDA Quarterly
JPMorgan Chase Bank
NA 03/16/22
(a)
03/16/27 KRW 23,681,000 206,158 — 206,158
2.05% Quarterly
3 month
CD_KSDA Quarterly
JPMorgan Chase Bank
NA 03/16/22
(a)
03/16/27 KRW 22,430,470 188,560 — 188,560
3 month
TWCPBA Quarterly
0.95%
Quarterly
JPMorgan Chase Bank
NA 03/16/22
(a)
03/16/27 TWD 162,762 (10,678) — (10,678)
1.74% Quarterly
3 month
CD_KSDA Quarterly
Morgan Stanley & Co.
International plc 03/16/22
(a)
03/16/27 KRW 75,374,000 1,550,753 — 1,550,753
1.75% Quarterly
3 month
CD_KSDA Quarterly
Morgan Stanley & Co.
International plc 03/16/22
(a)
03/16/27 KRW 33,878,500 683,505 — 683,505
1.77% Quarterly
3 month
CD_KSDA Quarterly
Morgan Stanley & Co.
International plc 03/16/22
(a)
03/16/27 KRW 33,878,500 663,231 — 663,231
6 month
THBFIX Semi-Annual
1.36%
Semi-Annual
Morgan Stanley & Co.
International plc 03/16/22
(a)
03/16/27 THB 8,000 575 — 575
$ 18,462,310 $ — $ 18,462,310
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russian Depositary Net
Total Return USD
Index .......... At Termination
3 month LIBOR
minus 0.10%
At
Termination
Merrill Lynch International
& Co. 02/11/22 USD 7,441 $ 420,541 $ — $ 420,541
0.00% ........... At Termination
Taiwan
Capitalization
Weighted Stock
Index Futures
February 2022
At
Termination
Merrill Lynch International
& Co. 02/16/22 TWD 1,369,212 (2,211,529) — (2,211,529)
BOVESPA Index
Futures February
2022 .......... At Termination 0.00%
At
Termination
Merrill Lynch International
& Co. 02/16/22 BRL 26,135 (440,957) — (440,957)
KOSPI 200 Index
Futures March 2022 At Termination 0.00%
At
Termination
Merrill Lynch International
& Co. 03/10/22 KRW 11,048,469 586,536 — 586,536

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
KOSPI 200 Index
Futures March 2022 At Termination 0.00%
At
Termination
Merrill Lynch International
& Co. 03/10/22 KRW 19,122,780 $ 1,294,260 $ — $ 1,294,260
KOSPI 200 Index
Futures March 2022 At Termination 0.00%
At
Termination
Merrill Lynch International
& Co. 03/10/22 KRW 10,239,603 802,989 — 802,989
KOSPI 200 Index
Futures March 2022 At Termination 0.00%
At
Termination
Merrill Lynch International
& Co. 03/10/22 KRW 25,432,492 1,943,295 — 1,943,295
Swiss Market Index
Futures March 2022 At Termination 0.00%
At
Termination HSBC Bank plc 03/18/22 CHF 3,470 61,718 — 61,718
Swiss Market Index
Futures March 2022 At Termination 0.00%
At
Termination HSBC Bank plc 03/18/22 CHF 11,578 524,919 — 524,919
Swiss Market Index
Futures March 2022 At Termination 0.00%
At
Termination HSBC Bank plc 03/18/22 CHF 20,997 428,587 — 428,587
MSCI Mexico Net
Return Index ..... Quarterly
1 day SOFR plus
0.27% Quarterly Citibank NA 05/04/22 USD 9,700 455,143 — 455,143
1 day SOFR plus 0.24% Quarterly
MSCI Chile Net
Return Index Quarterly HSBC Bank plc 06/10/22 USD 4,259 143,631 — 143,631
$ 4,009,133 $ — $ 4,009,133
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.03%
1 day MIBOR ........................................ Mumbai Interbank Offered Rate 3.93
1 day SOFR ......................................... Secured Overnight Financing Rate 0.05
1 day SONIA ......................................... Sterling Overnight Index Average 0.20
1 day SORA ......................................... Singapore Overnight Rate Average 0.41
1 week CNREPOFI .................................... China Fixing Repo Rates 2.55
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 5.74
3 month BA .......................................... Canadian Bankers Acceptances 0.74
3 month CD_KSDA .................................... Certificates of Deposit by the Korean Securities Dealers Association 1.50
3 month HIBOR ....................................... Hong Kong Interbank Offered Rate 0.33
3 month JIBAR ....................................... Johannesburg Interbank Average Rate 4.11
3 month LIBOR ....................................... London Interbank Offered Rate 0.31
3 month STIBOR ...................................... Stockholm Interbank Offered Rate (0.01)
3 month TWCPBA ..................................... Taiwan Secondary Markets Bills Rate 0.48
6 month BBR ........................................ Australian Bank Bill Rate 0.25
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.51)
6 month THBFIX ...................................... Thai Baht Interest Rate Fixing 0.35
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 3.37

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CDI Crest Depository Interests
CNREPOFI Day China Fixing Repo Rates
CVA Certification Van Aandelon (Dutch Certificate)
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
THBFIX Thai Baht Interest Rate Fixing
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ — $ — $ —
Common Stocks
Aerospace & Defense .................................... — 712,180 — 712,180
Air Freight & Logistics .................................... — 2,323,997 — 2,323,997
Airlines .............................................. 744,729 — — 744,729
Auto Components ...................................... 1,823,393 1,316,212 — 3,139,605
Automobiles .......................................... 26,915,353 10,902,115 — 37,817,468
Banks ............................................... 21,495,074 29,546,538 — 51,041,612
Beverages ........................................... 9,539,995 9,130,955 — 18,670,950
Biotechnology ......................................... 25,823,376 2,410,821 — 28,234,197
Building Products ....................................... 7,736,588 3,125,193 — 10,861,781
Capital Markets ........................................ 16,788,602 8,848,016 — 25,636,618
Chemicals ............................................ 11,043,969 9,617,683 — 20,661,652
Commercial Services & Supplies ............................. 3,839,016 2,139,990 — 5,979,006
Construction & Engineering ................................ 347,091 1,838,954 — 2,186,045
Construction Materials .................................... — 1,000,737 — 1,000,737
Consumer Finance ...................................... 3,392,777 — — 3,392,777
Containers & Packaging .................................. 2,436,180 217,200 — 2,653,380
Distributors ........................................... 4,949,241 — — 4,949,241
Diversified Financial Services ............................... 15,492,980 3,972,487 — 19,465,467
Diversified Telecommunication Services ........................ 989,743 4,016,677 — 5,006,420
Electric Utilities ........................................ 22,343,608 13,110,250 — 35,453,858
Electrical Equipment ..................................... — 2,936,053 — 2,936,053
Electronic Equipment, Instruments & Components ................. 862,838 3,040,180 — 3,903,018
Energy Equipment & Services .............................. 5,062,326 166,722 — 5,229,048
Entertainment ......................................... 20,914,022 2,322,424 — 23,236,446
Equity Real Estate Investment Trusts (REITs) .................... 24,092,544 6,094,766 — 30,187,310
Food & Staples Retailing .................................. 2,708,507 1,321,717 — 4,030,224
Food Products ......................................... 4,366,925 9,660,197 — 14,027,122
Gas Utilities ........................................... — 4,283,018 — 4,283,018
Health Care Equipment & Supplies ........................... 7,688,488 3,249,786 — 10,938,274

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Level 1 Level 2 Level 3 Total
Health Care Providers & Services ............................ $ 8,752,077 $ 162,879 $ — $ 8,914,956
Health Care Technology .................................. — 242,214 — 242,214
Hotels, Restaurants & Leisure .............................. 32,561,023 3,875,559 — 36,436,582
Household Durables ..................................... 21,503,289 2,638,183 — 24,141,472
Household Products ..................................... 3,709,604 1,405,921 — 5,115,525
Independent Power and Renewable Electricity Producers ............ — 2,329,946 — 2,329,946
Industrial Conglomerates .................................. — 4,108,609 — 4,108,609
Insurance ............................................ 33,937,086 21,271,018 — 55,208,104
Interactive Media & Services ............................... 55,859,249 985,272 — 56,844,521
Internet & Direct Marketing Retail ............................ 31,362,606 2,624,158 — 33,986,764
IT Services ........................................... 39,204,998 6,146,926 — 45,351,924
Leisure Products ....................................... 835,010 360,465 — 1,195,475
Life Sciences Tools & Services .............................. 21,783,585 1,860,553 — 23,644,138
Machinery ............................................ 9,983,624 7,275,161 — 17,258,785
Marine .............................................. — 614,247 — 614,247
Media ............................................... 19,562,144 1,702,380 — 21,264,524
Metals & Mining ........................................ 329,854 7,720,359 — 8,050,213
Multiline Retail ......................................... 10,737,698 127,973 — 10,865,671
Multi-Utilities .......................................... 11,121,470 7,447,936 — 18,569,406
Oil, Gas & Consumable Fuels ............................... 28,531,576 12,291,689 — 40,823,265
Paper & Forest Products .................................. — 1,086,913 — 1,086,913
Personal Products ...................................... — 4,913,752 — 4,913,752
Pharmaceuticals ....................................... 63,181,224 26,247,439 — 89,428,663
Professional Services .................................... 3,844,506 5,727,616 — 9,572,122
Real Estate Management & Development ....................... 723,064 6,914,390 — 7,637,454
Road & Rail ........................................... 11,317,022 618,136 — 11,935,158
Semiconductors & Semiconductor Equipment .................... 42,541,820 7,793,344 — 50,335,164
Software ............................................. 90,987,241 5,327,394 — 96,314,635
Specialty Retail ........................................ 13,998,996 2,203,101 — 16,202,097
Technology Hardware, Storage & Peripherals .................... 66,244,229 653,311 — 66,897,540
Textiles, Apparel & Luxury Goods ............................ 9,506,667 7,344,005 — 16,850,672
Trading Companies & Distributors ............................ 6,106,502 4,319,419 — 10,425,921
Transportation Infrastructure ............................... — 170,513 — 170,513
Water Utilities ......................................... 5,316,870 2,591,352 — 7,908,222
Wireless Telecommunication Services ......................... 2,229,600 3,228,454 — 5,458,054
Other Interests .......................................... — — — —
Preferred Stocks ......................................... — 1,498,751 — 1,498,751
U.S. Treasury Obligations ................................... — 103,134,179 — 103,134,179
Warrants .............................................. 31,664 — — 31,664
Short-Term Securities ....................................... 180,324,969 — — 180,324,969
$ 1,067,526,632 $ 406,268,385 $ — $ 1,473,795,017
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 50,231,041 $ 6,661,619 $ — $ 56,892,660
Foreign currency exchange contracts ............................ — 3,391,600 — 3,391,600
Interest rate contracts ....................................... 22,368,456 59,909,779 — 82,278,235
Liabilities
Equity contracts ........................................... (12,776,068) (2,652,486) — (15,428,554)
Foreign currency exchange contracts ............................ — (5,580,350) — (5,580,350)
Interest rate contracts ....................................... (23,924,746) (43,614,176) — (67,538,922)
$ 35,898,683 $ 18,115,986 $ — $ 54,014,669
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.